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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for six of its series, Evergreen Aggressive Growth Fund, Evergreen Growth Fund, Evergreen Large Cap Equity Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund and Evergreen Omega Fund, for the year ended September 30, 2005. These six series have a September 30 fiscal year end.

Date of reporting period: September 30, 2005

Item 1 - Reports to Stockholders.

Evergreen Aggressive Growth Fund

Evergreen

AGGRESSIVE GROWTH FUND

Annual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Aggressive Growth Fund, which covers the twelve-month period ended September 30, 2005.

U.S. equity markets overcame a variety of hurdles during the past year. Questions about the sustainability of economic growth were accompanied by tighter monetary policy, surging oil prices, slower profit growth, and an increase in inflation. Uncertainty in the geopolitical arena also periodically surfaced, highlighted by the U.S. Presidential election, the war in Iraq, and terrorism in London. If all that wasn’t enough to sufficiently rattle the markets, Hurricane Katrina turned out to be one of the worst natural disasters in U.S. history, only to be followed by Hurricanes Rita and Wilma. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. Throughout this market turbulence, our equity portfolio teams maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their portfolio decisions. We continue to believe that this disciplined approach to market fundamentals, specifically related to earnings and interest rates, will enable our clients to best achieve their long-term investment goals.

Economic reports often delivered confusing messages during the investment period. Conflicting data, as is often the case, was subject to interpretation, and there was no lack of interpretation these past twelve months. Some felt economic fundamentals were weakening, as signaled by more moderate levels of Gross Domestic Product growth and the potential for threatening inflation due to the escalation in energy prices. Others focused on the fractious global political situation as evidence of the U.S. expansion’s potential demise. We

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. While the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view and our equity teams based many of their decisions on these positive macro-economic trends.

Despite the deceleration in economic growth, the Federal Reserve (Fed) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Similar to the transition in economic growth, our equity analysts prepared for a deceleration in the rate of growth in corporate profits. Indeed, after having climbed by approximately 20% in 2004, our equity portfolio managers positioned their portfolios for corporate earnings to rise in the 10% range in 2005. Earnings continued to exceed forecasts, though, due to the improved operating leverage on income statements, driven largely by cost cutting and the refinancing of corporate debt. This anticipated deceleration in profit growth further

2

LETTER TO SHAREHOLDERS continued

renewed the desire for income, enabling the value style of investing to outperform growth for much of the period. Yet the strong cash flows in many growth industries combined with new fiscal incentives for payouts to generate improved returns within the growth style towards the end of September.

We continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Maureen E. Cullinane, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1983

	Class A	Class B	Class C	Class I
Class inception date	4/15/1983	7/7/1995	8/3/1995	7/11/1995

Nasdaq symbol	EAGAX	EAGBX	EAGCX	EAGYX

Average annual return*

1-year with sales charge	5.39%	5.99%	9.96%	N/A

1-year w/o sales charge	11.82%	10.99%	10.96%	12.16%

5-year	-7.93%	-7.74%	-7.51%	-6.57%

10-year	7.01%	6.88%	6.88%	7.95%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Aggressive Growth Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 11.82% for the twelve-month period ended September 30, 2005, excluding any applicable sales charges. During the same period, the Russell 1000 Growth Index (Russell 1000 Growth) returned 11.59% .

The fund seeks long-term capital growth.

Despite some interim volatility, stocks produced solid investment results for the fiscal year. Value strategies tended to outpace growth strategies, while mid-cap stocks outperformed both small-cap and large-company stocks. Energy stocks were the performance leaders, helped by rising oil and natural gas prices. We tried to take advantage of the higher energy prices by focusing on exploration and production companies. Higher energy costs, however, limited prospects of some consumer discretionary companies, whose customers appeared vulnerable to the effects of higher gasoline prices and home heating bills. Pursuing long-term strategies of the fund, we continued to focus on opportunities in health care and information technology. We cut back our exposure to consumer stocks, especially consumer discretionary companies. Because of the risk of rising interest rates, we deemphasized financial services stocks, particulary those of banks.

Our energy investments helped performance. Exploration and production companies such as Apache and Devon performed particularly well. Within health care, we enjoyed solid performance from several health care services companies, including HMOs Aetna, Coventry Health Care and WellPoint, as well as pharmacy benefits manager Caremark Rx. Within the information technology sector, significant contributors included Apple Computer, AutoDesk, Cognizant Technology Solutions, Corning, Google and Marvell Technology. Other investments that helped support performance were Chicago Mercantile Exchange, Panera Bread and United Natural Foods.

Our underweights in utilities and telecommunications services companies detracted from relative results. In addition, we had disappointing results from our internet-related retail investments, most notably eBay. Stock selection within the industrials sector also held back results. Two industrials investments that were disappointing were EGL, which provides logistics and shipping services to corporations, and GrafTech, a manufacturer of graphite and carbon products used in the production of steel. Individual holdings that proved disappointing included Martek Biosciences, which manufactures nutritional supplements used in baby formulas and other food products; Zebra Technologies, which produces bar-code scanning devices; and Wynn Resorts, a gambling casino operator that we sold before its stock recovered in value.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,075.14	$7.39
Class B	$ 1,000.00	$ 1,070.95	$ 11.01
Class C	$ 1,000.00	$ 1,070.51	$ 11.00
Class I	$ 1,000.00	$ 1,076.83	$5.83
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.95	$7.18
Class B	$ 1,000.00	$ 1,014.44	$ 10.71
Class C	$ 1,000.00	$ 1,014.44	$ 10.71
Class I	$ 1,000.00	$ 1,019.45	$5.67

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.42% for Class A, 2.12% for Class B, 2.12% for Class C and 1.12% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 15.74	$ 14.40	$ 11.27	$ 13.21	$ 38.14

Income from investment operations
Net investment income (loss)	(0.09)[1]	(0.17)[1]	(0.14)[1]	(0.13)[1]	(0.11)[1]
Net realized and unrealized gains or losses on investments	1.95	1.51	3.27	(1.81)	(14.49)

Total from investment operations	1.86	1.34	3.13	(1.94)	(14.60)

Distributions to shareholders from
Net realized gains	0	0	0	0	(10.33)

Net asset value, end of period	$ 17.60	$ 15.74	$ 14.40	$ 11.27	$ 13.21

Total return[2]	11.82%	9.31%	27.77%	(14.69%)	(47.31%)

Ratios and supplemental data
Net assets, end of period (thousands)	$153,111	$172,791	$120,314	$108,274	$133,001
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.41%	1.48%	1.53%	1.42%	1.26%
Expenses excluding waivers/reimbursements and expense reductions	1.42%	1.48%	1.53%	1.42%	1.26%
Net investment income (loss)	(0.57%)	(1.04%)	(1.12%)	(0.98%)	(0.58%)
Portfolio turnover rate	136%	185%	229%	203%	224%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 14.28	$ 13.16	$ 10.37	$ 12.25	$ 36.50

Income from investment operations
Net investment income (loss)	(0.19)[1]	(0.25)[1]	(0.21)[1]	(0.22)[1]	(0.23)[1]
Net realized and unrealized gains or losses on investments	1.76	1.37	3.00	(1.66)	(13.69)

Total from investment operations	1.57	1.12	2.79	(1.88)	(13.92)

Distributions to shareholders from
Net realized gains	0	0	0	0	(10.33)

Net asset value, end of period	$ 15.85	$ 14.28	$ 13.16	$ 10.37	$ 12.25

Total return[2]	10.99%	8.51%	26.90%	(15.35%)	(47.68%)

Ratios and supplemental data
Net assets, end of period (thousands)	$31,930	$41,219	$44,601	$44,162	$67,083
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.11%	2.18%	2.25%	2.17%	2.01%
Expenses excluding waivers/reimbursements and expense reductions	2.12%	2.18%	2.25%	2.17%	2.01%
Net investment income (loss)	(1.24%)	(1.75%)	(1.84%)	(1.73%)	(1.33%)
Portfolio turnover rate	136%	185%	229%	203%	224%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$14.23	$13.11	$10.33	$12.20	$36.42

Income from investment operations
Net investment income (loss)	(0.18)[1]	(0.25)[1]	(0.21)[1]	(0.22)[1]	(0.22)[1]
Net realized and unrealized gains or losses on investments	1.74	1.37	2.99	(1.65)	(13.67)

Total from investment operations	1.56	1.12	2.78	(1.87)	(13.89)

Distributions to shareholders from
Net realized gains	0	0	0	0	(10.33)

Net asset value, end of period	$15.79	$14.23	$13.11	$10.33	$12.20

Total return[2]	10.96%	8.54%	26.91%	(15.33%)	(47.72%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,791	$8,361	$6,966	$6,034	$8,657
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.10%	2.18%	2.26%	2.17%	2.02%
Expenses excluding waivers/reimbursements and expense reductions	2.11%	2.18%	2.26%	2.17%	2.02%
Net investment income (loss)	(1.23%)	(1.74%)	(1.84%)	(1.73%)	(1.32%)
Portfolio turnover rate	136%	185%	229%	203%	224%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 16.37	$ 14.94	$ 11.65	$ 13.62	$ 38.86

Income from investment operations
Net investment income (loss)	(0.05)[2]	(0.12)[2]	(0.10)[2]	(0.10)[2]	(0.06)[2]
Net realized and unrealized gains or losses on investments	2.04	1.55	3.39	(1.87)	(14.85)

Total from investment operations	1.99	1.43	3.29	(1.97)	(14.91)

Distributions to shareholders from
Net realized gains	0	0	0	0	(10.33)

Net asset value, end of period	$ 18.36	$ 16.37	$ 14.94	$ 11.65	$ 13.62

Total return	12.16%	9.57%	28.24%	(14.46%)	(47.20%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,253	$11,170	$12,242	$13,711	$18,571
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%	1.18%	1.26%	1.17%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	1.12%	1.18%	1.26%	1.17%	1.00%
Net investment income (loss)	(0.27%)	(0.74%)	(0.83%)	(0.73%)	(0.33%)
Portfolio turnover rate	136%	185%	229%	203%	224%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2005

	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 19.0%
Hotels, Restaurants & Leisure 5.4%
Kerzner International, Ltd. * (p)	35,000	$1,944,250
Outback Steakhouse, Inc.	9,800	358,680
Shuffle Master, Inc. * (p)	114,999	3,039,423
Starwood Hotels & Resorts Worldwide, Inc., Class B	40,000	2,286,800
Station Casinos, Inc.	47,000	3,118,920

		10,748,073

Household Durables 1.2%
Fortune Brands, Inc.	30,000	2,439,900

Internet & Catalog Retail 2.0%
Amazon.com, Inc. *	45,000	2,038,500
eBay, Inc. *	48,600	2,002,320

		4,040,820

Media 2.4%
Lamar Advertising Co., Class A *	60,000	2,721,600
Omnicom Group, Inc.	25,000	2,090,750

		4,812,350

Specialty Retail 5.6%
Best Buy Co., Inc.	88,000	3,830,640
Chico’s FAS, Inc. *	142,396	5,240,173
Lowe’s Cos.	35,000	2,254,000

		11,324,813

Textiles, Apparel & Luxury Goods 2.4%
Coach, Inc. *	94,000	2,947,840
Wolverine World Wide, Inc.	90,000	1,894,500

		4,842,340

CONSUMER STAPLES 1.5%
Food & Staples Retailing 1.5%
United Natural Foods, Inc. * (p)	88,400	3,125,824

ENERGY 14.6%
Energy Equipment & Services 5.7%
Cal Dive International, Inc. *	30,000	1,902,300
Cooper Cameron Corp. *	25,000	1,848,250
Diamond Offshore Drilling, Inc. (p)	60,000	3,675,000
Weatherford International, Ltd. *	58,000	3,982,280

		11,407,830

Oil, Gas & Consumable Fuels 8.9%
Apache Corp.	45,000	3,384,900
Devon Energy Corp.	48,400	3,322,176
Foundation Coal Holdings, Inc.	55,000	2,114,750
Massey Energy Co. (p)	40,900	2,088,763
Tesoro Corp.	30,000	2,017,200
XTO Energy, Inc.	109,900	4,980,668

		17,908,457

FINANCIALS 2.4%
Capital Markets 2.4%
Goldman Sachs Group, Inc.	20,000	2,431,600
Legg Mason, Inc.	23,000	2,522,870

		4,954,470

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2005

		Shares	Value

COMMON STOCKS continued
HEALTH CARE 26.8%
Biotechnology 6.0%
Amgen, Inc. *		25,000	$1,991,750
Biogen Idec, Inc. *		120,000	4,737,600
CV Therapeutics, Inc. * (p)		40,000	1,070,000
Martek Biosciences Corp. * (p)		56,000	1,967,280
Protein Design Labs, Inc. * (p)		80,000	2,240,000

			12,006,630

Health Care Equipment & Supplies 9.3%
Alcon, Inc.		40,000	5,115,200
Cooper Cos. (p)		32,000	2,451,520
Fisher Scientific International, Inc. *		48,000	2,978,400
Medtronic, Inc.		72,900	3,908,898
St. Jude Medical, Inc. *		90,000	4,212,000

			18,666,018

Health Care Providers & Services	9.6%
Aetna, Inc.		35,400	3,049,356
American Healthways, Inc. * (p)		65,000	2,756,000
Caremark Rx, Inc. *		55,900	2,791,087
Coventry Health Care, Inc. *		29,000	2,494,580
DaVita, Inc. *		45,000	2,073,150
UnitedHealth Group, Inc.		55,000	3,091,000
WellPoint, Inc. *		40,000	3,032,800

			19,287,973

Pharmaceuticals 1.9%
Endo Pharmaceuticals Holdings, Inc. *		145,000	3,867,150

INDUSTRIALS 4.2%
Aerospace & Defense 1.5%
Lockheed Martin Corp.		50,000	3,052,000

Commercial Services & Supplies 0.7%
Cintas Corp.		35,000	1,436,750

Electrical Equipment 1.0%
Cooper Industries, Inc., Class A		30,200	2,088,028

Machinery 1.0%
Pall Corp.		70,000	1,925,000

INFORMATION TECHNOLOGY 24.9%
Communications Equipment 7.8%
Corning, Inc. *		103,000	1,990,990
Motorola, Inc.		190,000	4,197,100
QUALCOMM, Inc.		120,000	5,370,000
Sonus Networks, Inc. * (p)		711,900	4,129,020

			15,687,110

Computers & Peripherals 1.9%
Apple Computer, Inc. *		70,000	3,752,700

Internet Software & Services 2.1%
Google, Inc., Class A *		6,500	2,056,990
Yahoo!, Inc. *		65,000	2,199,600

			4,256,590

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.4%
Cognizant Technology Solutions Corp., Class A *	58,500	$2,725,515

Semiconductors & Semiconductor Equipment 5.0%
Altera Corp. *	140,000	2,675,400
Marvell Technology Group, Ltd. *	65,000	2,997,150
MEMC Electronic Materials, Inc. *	125,000	2,848,750
Microchip Technology, Inc.	50,000	1,506,000

		10,027,300

Software 6.7%
Autodesk, Inc.	87,000	4,040,280
Cadence Design Systems, Inc. *	175,000	2,828,000
Microsoft Corp.	260,100	6,692,373

		13,560,653

MATERIALS 3.4%
Chemicals 1.4%
Sigma-Aldrich Corp.	45,000	2,882,700

Construction Materials 2.0%
Martin Marietta Materials, Inc.	50,000	3,923,000

TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services 1.5%
NII Holdings, Inc., Class B * (p)	35,000	2,955,750

Total Common Stocks (cost $161,712,568)		197,705,744

SHORT-TERM INVESTMENTS 13.9%
MUTUAL FUND SHARES 13.9%
Evergreen Institutional U.S. Government Money Market Fund ø	5,357,340	5,357,340
Navigator Prime Portfolio (pp)	22,584,515	22,584,515

Total Short-Term Investments (cost $27,941,855)		27,941,855

Total Investments (cost $189,654,423) 112.2%		225,647,599
Other Assets and Liabilities (12.2%)		(24,562,687)

Net Assets 100.0%		$201,084,912

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2005:
Health Care	27.2%
Information Technology	25.3%
Consumer Discretionary	19.3%
Energy	14.8%
Industrials	4.3%
Materials	3.5%
Financials	2.5%
Consumer Staples	1.6%
Telecommunication Services	1.5%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005

Assets
Investments in securities, at value (cost $184,297,083) including $22,181,984 of
securities loaned	$220,290,259
Investment in affiliated money market fund, at value (cost $5,357,340)	5,357,340

Total investments	225,647,599
Receivable for securities sold	3,908,141
Receivable for Fund shares sold	25,470
Dividends receivable	69,215
Receivable for securities lending income	961
Prepaid expenses and other assets	45,879

Total assets	229,697,265

Liabilities
Payable for securities purchased	5,570,325
Payable for Fund shares redeemed	385,223
Payable for securities on loan	22,584,515
Advisory fee payable	8,550
Distribution Plan expenses payable	6,840
Due to other related parties	2,689
Accrued expenses and other liabilities	54,211

Total liabilities	28,612,353

Net assets	$201,084,912

Net assets represented by
Paid-in capital	$259,791,472
Undistributed net investment loss	(18,979)
Accumulated net realized losses on investments	(94,680,757)
Net unrealized gains on investments	35,993,176

Total net assets	$201,084,912

Net assets consists of
Class A	$153,110,987
Class B	31,930,203
Class C	5,790,500
Class I	10,253,222

Total net assets	$201,084,912

Shares outstanding (unlimited number of shares authorized)
Class A	8,699,821
Class B	2,014,079
Class C	366,657
Class I	558,493

Net asset value per share
Class A	$17.60
Class A — Offering price (based on sales charge of 5.75%)	$18.67
Class B	$15.85
Class C	$15.79
Class I	$18.36

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended September 30, 2005

Investment income
Dividends (net of foreign withholding taxes of $5,809)		$1,614,387
Income from affiliate		131,065
Securities lending		81,741

Total investment income		1,827,193

Expenses
Advisory fee		1,127,630
Distribution Plan expenses
Class A		488,172
Class B		363,008
Class C		71,385
Administrative services fee		216,136
Transfer agent fees		899,667
Trustees’ fees and expenses		3,025
Printing and postage expenses		47,263
Custodian and accounting fees	`	56,896
Registration and filing fees		45,830
Professional fees		22,068
Other		6,643

Total expenses		3,347,723
Less: Expense reductions		(5,019)
Fee waivers and expense reimbursements		(26,394)

Net expenses		3,316,310

Net investment loss		(1,489,117)

Net realized and unrealized gains or losses on investments
Net realized gains on investments		19,280,823
Net change in unrealized gains or losses on investments		6,021,970

Net realized and unrealized gains or losses on investments		25,302,793

Net increase in net assets resulting from operations		$23,813,676

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2005		2004

Operations
Net investment loss		$(1,489,117)		$(2,903,355)
Net realized gains on investments		19,280,823		31,494,758
Net change in unrealized gains or losses
on investments		6,021,970		(12,600,842)

Net increase in net assets resulting from
operations		23,813,676		15,990,561

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	301,726	4,972,494	946,616	15,223,566
Class B	136,335	2,027,555	294,590	4,314,520
Class C	39,472	591,561	132,457	1,949,957
Class I	53,248	908,339	60,896	1,017,214

		8,499,949		22,505,257

Automatic conversion of Class B
shares to Class A shares
Class A	151,036	2,495,211	259,743	4,176,011
Class B	(167,022)	(2,495,211)	(285,165)	(4,176,011)

		0		0

Payment for shares redeemed
Class A	(2,733,463)	(45,244,368)	(2,275,355)	(36,320,431)
Class B	(842,434)	(12,580,638)	(885,265)	(12,902,639)
Class C	(260,600)	(3,896,503)	(181,411)	(2,618,269)
Class I	(177,303)	(3,049,085)	(199,907)	(3,287,657)

		(64,770,594)		(55,128,996)

Net asset value of shares issued in
acquisition
Class A	0	0	3,695,890	59,047,178
Class B	0	0	373,342	5,442,118
Class C	0	0	105,369	1,530,188
Class I	0	0	1,940	32,153

		0		66,051,637

Net increase (decrease) in net
assets resulting from capital
share transactions		(56,270,645)		33,427,898

Total increase (decrease) in net assets		(32,456,969)		49,418,459
Net assets
Beginning of period		233,541,881		184,123,422

End of period	$ 201,084,912		$ 233,541,881

Undistributed net investment loss		$(18,979)		$(18,512)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Aggressive Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

17

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses. During the year ended September 30, 2005, the following amounts were reclassified:

Paid-in capital	$ (1,488,650)
Undistributed net investment loss	1,488,650

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.50% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended September 30, 2005, EIMC waived its advisory fee in the amount of $26,350 and reimbursed other expenses in the amount of $44.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

18

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2005, the Fund paid brokerage commissions of $137,154 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2005, EIS received $6,926 from the sale of Class A shares and $96,665 and $1,008 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen Premier 20 Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Premier 20 Fund at an exchange ratio of 0.33, 0.36, 0.36 and 0.32 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $9,975,239. The aggregate net assets of the Fund and Evergreen Premier 20 Fund immediately prior to the acquisition were $200,880,668 and $66,051,637, respectively. The aggregate net assets of the Fund immediately after the acquisition were $266,932,305.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $286,737,749 and $345,324,611, respectively, for the year ended September 30, 2005.

During the year ended September 30, 2005, the Fund loaned securities to certain brokers. At September 30, 2005, the value of securities on loan and the value of collateral amounted to $22,181,984 and $22,584,515, respectively.

19

NOTES TO FINANCIAL STATEMENTS continued

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $189,864,651. The gross unrealized appreciation and depreciation on securities based on tax cost was $38,187,583 and $2,404,635, respectively, with a net unrealized appreciation of $35,782,948.

As of September 30, 2005, the Fund had $94,470,529 in capital loss carryovers for federal income tax purposes with $951,281 expiring in 2009, $76,159,717 expiring in 2010 and $17,359,531 expiring in 2011. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryovers

$ 18,979	$ 35,782,948	$ 94,470,529

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear

20

NOTES TO FINANCIAL STATEMENTS continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2005, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

21

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

14. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Aggressive Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Aggressive Growth Fund as of September 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 21, 2005

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

24

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to

25

ADDITIONAL INFORMATION (unaudited) continued

the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that, although the Class A shares of the Fund had achieved quite favorable performance for prior periods, the performance of such shares in more recent periods had deteriorated significantly. They recognized that certain investment themes identified by the Fund’s portfolio managers in recent periods had not developed as expected in recent periods. However, they instructed EIMC to take specific steps to improve absolute and relative investment performance in the near future and determined to continue the investment advisory agreements for each of those funds based on EIMC’s undertakings in that respect.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

26

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $252 billion in assets as of September 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

536823 rv3 11/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

536823 rv3 11/2005

Evergreen Growth Fund

Evergreen

GROWTH FUND

Annual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Growth Fund, which covers the twelve-month period ended September 30, 2005.

U.S. equity markets overcame a variety of hurdles during the past year. Questions about the sustainability of economic growth were accompanied by tighter monetary policy, surging oil prices, slower profit growth, and an increase in inflation. Uncertainty in the geopolitical arena also periodically surfaced, highlighted by the U.S. Presidential election, the war in Iraq, and terrorism in London. If all that wasn't enough to sufficiently rattle the markets, Hurricane Katrina turned out to be one of the worst natural disasters in U.S. history, only to be followed by Hurricanes Rita and Wilma. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. Throughout this market turbulence, our equity portfolio teams maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their portfolio decisions. We continue to believe that this disciplined approach to market fundamentals, specifically related to earnings and interest rates, will enable our clients to best achieve their long-term investment goals.

Economic reports often delivered confusing messages during the investment period. Conflicting data, as is often the case, was subject to interpretation, and there was no lack of interpretation these past twelve months. Some felt economic fundamentals were weakening, as signaled by more moderate levels of Gross Domestic Product growth and the potential for threatening inflation due to the escalation in energy prices. Others focused on the fractious global political situation as evidence of the U.S. expansion's potential demise. We

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. While the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view and our equity teams based many of their decisions on these positive macro-economic trends.

Despite the deceleration in economic growth, the Federal Reserve (Fed) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve's flattening had monetary officials referring to the phenomenon as a "conundrum." Though lower market interest rates improved equity valuations, Wall Street's confusion over the yield curve's message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve's message as confidence in the Fed's ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Similar to the transition in economic growth, our equity analysts prepared for a deceleration in the rate of growth in corporate profits. Indeed, after having climbed by approximately 20% in 2004, our equity portfolio managers positioned their portfolios for corporate earnings to rise in the 10% range in 2005. Earnings continued to exceed forecasts, though, due to the improved operating leverage on income statements, driven largely by cost cutting and the refinancing of corporate debt. This anticipated deceleration in profit growth further

2

LETTER TO SHAREHOLDERS continued

renewed the desire for income, enabling the value style of investing to outperform growth for much of the period. Yet the strong cash flows in many growth industries combined with new fiscal incentives for payouts to generate improved returns within the growth style towards the end of September.

We continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• Theodore W. Price, CFA
• Jeffrey S. Drummond, CFA
• Linda Z. Freeman, CFA
• Jeffrey Harrison, CFA
• Edward Rick, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar's style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/15/1985

	Class A	Class B	Class C	Class I
Class inception date	6/5/1995	10/18/1999	4/15/1985	11/19/1997

Nasdaq symbol	EGWAX	EGRBX	EGRTX	EGRYX

Average annual return*

1-year with sales charge	16.39%	17.58%	21.61%	N/A

1-year w/o sales charge	23.49%	22.58%	22.61%	23.85%

5-year	-0.75%	-0.60%	-0.29%	0.71%

10-year	8.65%	8.48%	8.47%	9.57%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and I prior to their inception is based on the performance of Class C, the original class offered. The historical returns for Class I reflect the 1.00% 12b-1 fee applicable to Class C. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs 12b-1 fees of 0.30% for Class A and 1.00% for Classes B and C.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Growth Fund Class A shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 23.49% for the twelve-month period ended September 30, 2005, excluding any applicable sales charges. During the same period, the Russell 2000 Growth Index (Russell 2000 Growth) returned 17.97% .

The fund seeks long-term capital growth.

Small-cap growth stocks performed well over the period, helped by a backdrop of persistent economic growth and rising corporate profitability that encouraged investments in younger, growing companies. In this environment, the fund substantially outperformed its benchmark.

Stock selection was the primary driver of fund performance. Throughout the twelvemonth period, investments in the information technology sector helped performance. Early in the fiscal year, several holdings in technology hardware companies, especially semiconductor producers, added to results. Notable performers included Trident and Genesis. Several positions in the software industry also added to fund results. Stock selection among health care companies also supported performance. We focused on both health care equipment and health services corporations, while generally de-emphasizing pharmaceutical companies. Among medical equipment investments, companies that produced strong returns included Respironics, which produces home respiratory and sleep apnea equipment; and Advanced Neuromodulation, a company which manufactures implantable neuromodulation devices to control chronic pain and treat neurological disorders. Health care services companies that supported results included Psychiatric Solutions, which operates clinics for treatment of psychological issues; VCA Antech, which owns and manages veterinarian labs and hospitals; and Beverly Enterprises, an operator of assisted living residential centers that was acquired by North American Senior Care, Inc. Among our investments in the financials sector, two property-and-casualty companies that performed well were Argonaut and HCC. Hub International, a broker for property-and-casualty insurance and Asta Funding, a debt collection company, were two other strong performers in the sector. We have since sold Beverly Enterprises and Hub International.

While we overweighted the energy sector, our selections within the group did not keep pace with the index, even though they produced strong absolute results. Our decision not to own Frontier Oil, a refiner with no exposure to hurricane damage, held back results, while two of our positions in exploration and production companies proved disappointing. We sold both Inter Oil, which operates in Indonesia, and Harvest International, whose revenues from operations in Venezuela were cut off by that country's government. We also had two significant disappointments in the consumer discretionary area. Great Wolf Resorts, which operates family-oriented destinations, declined in the final quarter, while Rare Hospitality, which operates casual dining restaurants, declined on concerns about consumer spending.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,109.62	$ 6.56
Class B	$ 1,000.00	$ 1,105.33	$10.24
Class C	$ 1,000.00	$ 1,105.47	$10.24
Class I	$ 1,000.00	$ 1,111.30	$ 4.98
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.85	$ 6.28
Class B	$ 1,000.00	$ 1,015.34	$ 9.80
Class C	$ 1,000.00	$ 1,015.34	$ 9.80
Class I	$ 1,000.00	$ 1,020.36	$ 4.76

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.24% for Class A, 1.94% for Class B, 1.94% for Class C and 0.94% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 15.41	$ 14.08	$ 10.66	$ 12.35	$ 25.11

Income from investment operations
Net investment income (loss)	(0.17)[1]	(0.16)[1]	(0.13)[1]	(0.13)[1]	(0.23)
Net realized and unrealized gains or losses on investments	3.79	1.49	3.55	(1.56)	(6.84)

Total from investment operations	3.62	1.33	3.42	(1.69)	(7.07)

Distributions to shareholders from
Net realized gains	0	0	0	0	(5.69)

Net asset value, end of period	$ 19.03	$ 15.41	$ 14.08	$ 10.66	$ 12.35

Total return [2]	23.49%	9.45%	32.08%	(13.68%)	(33.68%)

Ratios and supplemental data
Net assets, end of period (thousands)	$94,947	$82,353	$66,586	$49,793	$64,885
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%	1.27%	1.36%	1.32%	1.34%
Expenses excluding waivers/reimbursements and expense reductions	1.25%	1.27%	1.36%	1.32%	1.34%
Net investment income (loss)	(0.96%)	(1.03%)	(1.05%)	(0.95%)	(0.79%)
Portfolio turnover rate	80%	87%	120%	89%	111%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 14.04	$ 12.91	$ 9.86	$ 11.50	$23.97

Income from investment operations
Net investment income (loss)	(0.26)[1]	(0.25)[1]	(0.20)[1]	(0.21)[1]	(0.20)
Net realized and unrealized gains or losses on investments	3.43	1.38	3.25	(1.43)	(6.58)

Total from investment operations	3.17	1.13	3.05	(1.64)	(6.78)

Distributions to shareholders from
Net realized gains	0	0	0	0	(5.69)

Net asset value, end of period	$ 17.21	$ 14.04	$ 12.91	$ 9.86	$11.50

Total return [2]	22.58%	8.75%	30.93%	(14.26%)	(34.19%)

Ratios and supplemental data
Net assets, end of period (thousands)	$21,955	$20,926	$19,127	$12,073	$6,252
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.95%	1.98%	2.08%	2.08%	2.09%
Expenses excluding waivers/reimbursements and expense reductions	1.95%	1.98%	2.08%	2.08%	2.09%
Net investment income (loss)	(1.67%)	(1.73%)	(1.77%)	(1.71%)	(1.55%)
Portfolio turnover rate	80%	87%	120%	89%	111%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 14.02	$ 12.90	$ 9.84	$ 11.49	$ 23.94

Income from investment operations
Net investment income (loss)	(0.26)[1]	(0.25)[1]	(0.20)[1]	(0.22)[1]	(0.19)
Net realized and unrealized gains or losses on investments	3.43	1.37	3.26	(1.43)	(6.57)

Total from investment operations	3.17	1.12	3.06	(1.65)	(6.76)

Distributions to shareholders from
Net realized gains	0	0	0	0	(5.69)

Net asset value, end of period	$ 17.19	$ 14.02	$ 12.90	$ 9.84	$ 11.49

Total return [2]	22.61%	8.68%	31.10%	(14.36%)	(34.13%)

Ratios and supplemental data
Net assets, end of period (thousands)	$201,363	$202,086	$220,442	$199,078	$263,292
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.95%	1.97%	2.09%	2.07%	2.09%
Expenses excluding waivers/reimbursements and expense reductions	1.95%	1.97%	2.09%	2.07%	2.09%
Net investment income (loss)	(1.67%)	(1.73%)	(1.77%)	(1.70%)	(1.54%)
Portfolio turnover rate	80%	87%	120%	89%	111%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I [1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 15.72	$ 14.32	$ 10.82	$ 12.50	$ 25.28

Income from investment operations
Net investment income (loss)	(0.12)[2]	(0.12)[2]	(0.10)[2]	(0.10)[2]	(0.15)
Net realized and unrealized gains or losses on investments	3.87	1.52	3.60	(1.58)	(6.94)

Total from investment operations	3.75	1.40	3.50	(1.68)	(7.09)

Distributions to shareholders from
Net realized gains	0	0	0	0	(5.69)

Net asset value, end of period	$ 19.47	$ 15.72	$ 14.32	$ 10.82	$ 12.50

Total return	23.85%	9.78%	32.35%	(13.44%)	(33.49%)

Ratios and supplemental data
Net assets, end of period (thousands)	$705,901	$623,418	$497,489	$139,378	$116,217
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%	0.98%	1.07%	1.07%	1.09%
Expenses excluding waivers/reimbursements and expense reductions	0.95%	0.98%	1.07%	1.07%	1.09%
Net investment income (loss)	(0.67%)	(0.73%)	(0.77%)	(0.70%)	(0.55%)
Portfolio turnover rate	80%	87%	120%	89%	111%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2005

	Shares	Value

COMMON STOCKS 96.5%
CONSUMER DISCRETIONARY 13.6%
Automobiles 0.5%
Monaco Coach Corp. (p)	351,200	$5,176,688

Diversified Consumer Services 0.7%
Steiner Leisure, Ltd. * (p)	217,200	7,378,284

Hotels, Restaurants & Leisure 4.4%
Gaylord Entertainment Co. * (p)	156,736	7,468,471
Great Wolf Resorts, Inc. * (p)	338,900	3,504,226
P.F. Chang's China Bistro, Inc. * (p)	111,900	5,016,477
Penn National Gaming, Inc. * (p)	302,000	9,395,220
Rare Hospitality International, Inc. * (p)	236,761	6,084,758
Red Robin Gourmet Burgers, Inc. * (p)	99,600	4,565,664
Shuffle Master, Inc. * (p)	342,373	9,048,918

		45,083,734

Leisure Equipment & Products 2.0%
MarineMax, Inc. * (p)	218,600	5,572,114
Marvel Entertainment, Inc. * (p)	446,099	7,971,789
SCP Pool Corp. (p)	199,007	6,951,315

		20,495,218

Media 0.2%
Radio One, Inc., Class D * (p)	132,722	1,745,294

Multi-line Retail 0.6%
Conn's, Inc. * (p)	242,000	6,708,240

Specialty Retail 3.8%
America's Car-Mart, Inc. * (p)	257,367	4,617,164
Cabela's, Inc. * (p)	282,600	5,191,362
Guitar Center, Inc. * (p)	95,700	5,283,597
Hibbett Sporting Goods, Inc. * (p)	237,506	5,284,497
Hot Topic, Inc. * (p)	274,500	4,216,320
Monro Muffler Brake, Inc. (p)	203,650	5,349,886
Stage Stores, Inc. * (p)	338,358	9,091,679

		39,034,505

Textiles, Apparel & Luxury Goods 1.4%
Carter's, Inc. * (p)	141,600	8,042,880
Warnaco Group, Inc. *	268,596	5,884,938

		13,927,818

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 1.6%
Food & Staples Retailing 1.6%
Central European Distribution Corp. * (p)	181,000	$7,708,790
United Natural Foods, Inc. * (p)	245,800	8,691,488

		16,400,278

ENERGY 8.8%
Energy Equipment & Services 6.3%
Core Laboratories NV * (p)	199,800	6,445,548
Grey Wolf, Inc. * (p)	921,000	7,764,030
Oceaneering International, Inc. *	73,750	3,938,988
Pioneer Drilling Co. * (p)	248,800	4,856,576
Superior Energy Services, Inc. * (p)	497,650	11,490,738
Tetra Technologies, Inc. *	131,800	4,114,796
TODCO * (p)	85,800	3,578,718
Unit Corp. *	218,850	12,098,028
Universal Compression Holdings, Inc. * (p)	250,800	9,974,316

		64,261,738

Oil, Gas & Consumable Fuels 2.5%
Bois D'Arc Energy, Inc. * (p)	341,200	5,872,052
Brigham Exploration Co. *	179,900	2,311,715
Comstock Resources, Inc. *	151,250	4,962,513
KFX, Inc. *	118,700	2,032,144
PetroQuest Energy, Inc. * (p)	56,100	585,684
Ultra Petroleum Corp. * (p)	173,700	9,880,056

		25,644,164

FINANCIALS 5.6%
Commercial Banks 2.3%
Boston Private Financial Holdings, Inc. (p)	229,200	6,082,968
East West Bancorp, Inc. (p)	113,260	3,855,370
SVB Financial Group * (p)	129,400	6,294,016
Texas Capital Bancshares, Inc. * (p)	230,200	4,868,730
United Community Banks, Inc. (p)	93,000	2,650,500

		23,751,584

Consumer Finance 0.9%
Asta Funding, Inc. (p)	311,446	9,455,501

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 1.9%
Argonaut Group, Inc. * (p)	329,700	$8,905,197
HCC Insurance Holdings, Inc. (p)	345,875	9,867,814

		18,773,011

Thrifts & Mortgage Finance 0.5%
BankAtlantic Bancorp, Inc., Class A	311,400	5,290,686

HEALTH CARE 20.7%
Biotechnology 2.0%
Alkermes, Inc. * (p)	68,300	1,147,440
Martek Biosciences Corp. * (p)	140,100	4,921,713
Protein Design Labs, Inc. * (p)	350,200	9,805,600
Serologicals Corp. * (p)	209,100	4,717,296

		20,592,049

Health Care Equipment & Supplies 8.5%
Advanced Neuromodulation Systems, Inc. * (p)	109,200	5,182,632
American Medical Systems Holdings, Inc. *	440,700	8,880,105
ArthroCare Corp. * (p)	177,700	7,147,094
Cytyc Corp. * (p)	265,500	7,128,675
Gen-Probe, Inc. * (p)	115,900	5,731,255
Immucor, Inc. * (p)	265,900	7,296,296
Kyphon, Inc. * (p)	175,500	7,711,470
Meridian Bioscience, Inc	210,100	4,349,070
ResMed, Inc. * (p)	98,300	7,829,595
Respironics, Inc. * (p)	271,900	11,468,742
Syneron Medical, Ltd. * (p)	209,653	7,660,721
Wright Medical Group, Inc. * (p)	264,500	6,527,860

		86,913,515

Health Care Providers & Services 7.0%
Amedisys, Inc. * (p)	203,100	7,920,900
Centene Corp. * (p)	304,300	7,616,629
Cross Country Healthcare, Inc. * (p)	337,900	6,271,424
Pediatrix Medical Group, Inc. * (p)	123,100	9,456,542
PSS World Medical, Inc. * (p)	584,400	7,795,896
Psychiatric Solutions, Inc. * (p)	215,849	11,705,491
Symbion, Inc. * (p)	283,300	7,328,971
United Surgical Partners International, Inc. * (p)	156,500	6,120,715
VCA Antech, Inc. * (p)	282,327	7,204,985

		71,421,553

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 3.2%
Andrx Corp. *	129,700	$2,001,271
Cardiome Pharma Corp. *	580,847	5,105,645
Connetics Corp. * (p)	269,500	4,557,245
MGI Pharma, Inc. * (p)	332,300	7,745,913
Noven Pharmaceuticals, Inc. * (p)	351,500	4,921,000
Salix Pharmaceuticals, Ltd. * (p)	423,800	9,005,750

		33,336,824

INDUSTRIALS 15.5%
Aerospace & Defense 2.4%
ARGON ST Inc. * (p)	247,574	7,263,821
Essex Corp. * (p)	453,500	9,827,345
K&F Industries Holdings, Inc. * (p)	436,700	7,305,991

		24,397,157

Air Freight & Logistics 1.0%
Forward Air Corp. (p)	123,600	4,553,424
UTi Worldwide, Inc. (p)	79,000	6,138,300

		10,691,724

Airlines 1.0%
AirTran Holdings, Inc. * (p)	781,700	9,896,322

Commercial Services & Supplies 4.0%
Advisory Board Co. * (p)	156,900	8,165,076
Corrections Corporation of America * (p)	226,700	8,999,990
DiamondCluster International, Inc., Class A * (p)	224,929	1,704,962
Kforce, Inc. * (p)	678,253	6,986,006
Resources Connection, Inc. * (p)	291,300	8,631,219
Stericycle, Inc. * (p)	107,800	6,160,770

		40,648,023

Electrical Equipment 0.5%
Power-One, Inc. * (p)	935,750	5,184,055

Machinery 4.0%
A.S.V., Inc. * (p)	256,600	5,811,990
IDEX Corp. (p)	190,800	8,118,540
Manitowoc Co. (p)	183,000	9,195,750
Nordson Corp. (p)	134,800	5,126,444
Oshkosh Truck Corp. (p)	297,600	12,844,416

		41,097,140

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 1.3%
Landstar System, Inc. *	184,400	$7,381,532
Old Dominion Freight Line, Inc. * (p)	168,400	5,639,716

		13,021,248

Trading Companies & Distributors 1.3%
Hughes Supply, Inc. (p)	165,000	5,379,000
Interline Brands, Inc. * (p)	392,809	8,252,917

		13,631,917

INFORMATION TECHNOLOGY 28.3%
Communications Equipment 3.8%
Packeteer, Inc. * (p)	146,100	1,833,555
Powerwave Technologies, Inc. * (p)	1,150,250	14,941,747
SiRF Technology Holdings, Inc. * (p)	109,300	3,293,209
Sonus Networks, Inc. * (p)	535,600	3,106,480
Tekelec * (p)	730,900	15,312,355

		38,487,346

Computers & Peripherals 0.6%
Stratasys, Inc. * (p)	196,148	5,825,596

Electronic Equipment & Instruments 1.2%
Applied Films Corp. * (p)	69,800	1,465,800
Benchmark Electronics, Inc. * (p)	138,075	4,158,819
FLIR Systems, Inc. * (p)	217,200	6,424,776

		12,049,395

Internet Software & Services 4.7%
Blue Coat Systems, Inc. * (p)	176,250	7,663,350
Equinix, Inc. * (p)	258,135	10,751,323
Interwoven, Inc. *	802,300	6,554,791
NIC, Inc. * (p)	1,132,600	7,418,530
ValueClick, Inc. * (p)	654,500	11,185,405
WebSideStory, Inc. * (p)	244,700	4,336,084

		47,909,483

IT Services 4.3%
CACI International, Inc., Class A * (p)	98,600	5,975,160
Cognizant Technology Solutions Corp., Class A * (p)	120,000	5,590,800
eFunds Corp. *	181,500	3,417,645

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Euronet Worldwide, Inc. * (p)	267,600	$7,918,284
Global Payments, Inc	169,550	13,177,426
MPS Group, Inc. *	671,300	7,921,340

		44,000,655

Semiconductors & Semiconductor Equipment7.0%
Advanced Energy Industries, Inc. *	431,300	4,640,788
ATMI, Inc. * (p)	381,550	11,828,050
August Technology Corp. * (p)	660,500	7,047,535
Exar Corp. * (p)	792,400	11,109,448
Genesis Microchip, Inc. * (p)	213,000	4,675,350
LTX Corp. * (p)	720,750	3,041,565
PDF Solutions, Inc. * (p)	408,500	6,781,100
Power Integrations, Inc. * (p)	275,700	5,996,475
Rudolph Technologies, Inc. * (p)	354,300	4,772,421
Semtech Corp. * (p)	87,100	1,434,537
Trident Microsystems, Inc. * (p)	244,850	7,788,678
Zoran Corp. * (p)	202,000	2,888,600

		72,004,547

Software 6.7%
Agile Software Corp. * (p)	1,301,150	9,329,245
Blackboard, Inc. * (p)	181,400	4,536,814
Bottomline Technologies, Inc. *	214,137	3,231,327
Concur Technologies, Inc. * (p)	564,550	6,983,484
Jack Henry & Associates, Inc. (p)	485,100	9,410,940
JAMDAT Mobile, Inc. * (p)	195,050	4,096,050
Kronos, Inc. * (p)	130,150	5,809,896
Micros Systems, Inc. *	194,800	8,522,500
Moldflow Corp. * (p)	546,550	8,701,076
Open Solutions, Inc. * (p)	185,100	4,038,882
RSA Security, Inc. * (p)	165,950	2,109,225
Sonic Solutions * (p)	113,300	2,435,950

		69,205,389

MATERIALS 1.8%
Chemicals 0.6%
Cytec Industries., Inc. * (p)	153,300	6,650,154

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 0.4%
Headwaters, Inc. * (p)	109,900	$4,110,260

Metals & Mining 0.8%
AMCOL International Corp. (p)	420,300	8,015,121

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Alamosa Holdings, Inc. * (p)	385,200	6,590,772

Total Common Stocks (cost $759,093,784)		988,806,988

SHORT-TERM INVESTMENTS 29.3%
MUTUAL FUND SHARES 29.3%
Evergreen Institutional Money Market Fund ø	39,178,444	39,178,444
Evergreen Prime Cash Management Money Market Fund (pp) ø	260,574,261	260,574,261

Total Short-Term Investments (cost $299,752,705)		299,752,705

Total Investments (cost $1,058,846,489) 125.8%		1,288,559,693
Other Assets and Liabilities (25.8%)		(264,392,809)

Net Assets 100.0%		$1,024,166,884

(p)	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2005:

Information Technology	29.3%
Health Care	21.5%
Industrials	16.0%
Consumer Discretionary	14.1%
Energy	9.1%
Financials	5.8%
Materials	1.9%
Consumer Staples	1.7%
Telecommunication Services	0.6%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005

Assets
Investments in securities, at value (cost $759,093,784) including $254,783,080 of securities
loaned	$988,806,988
Investment in affiliated money market funds, at value (cost $299,752,705)	299,752,705

Total investments	1,288,559,693
Receivable for securities sold	5,925,566
Receivable for Fund shares sold	360,906
Dividends receivable	158,792
Receivable for securities lending income	29,065
Prepaid expenses and other assets	76,270

Total assets	1,295,110,292

Liabilities
Payable for securities purchased	9,380,011
Payable for Fund shares redeemed	833,786
Payable for securities on loan	260,574,261
Advisory fee payable	58,192
Distribution Plan expenses payable	20,567
Due to other related parties	12,773
Accrued expenses and other liabilities	63,818

Total liabilities	270,943,408

Net assets	$1,024,166,884

Net assets represented by
Paid-in capital	$723,120,307
Undistributed net investment loss	(13,207)
Accumulated net realized gains on investments	71,346,580
Net unrealized gains on investments	229,713,204

Total net assets	$1,024,166,884

Net assets consists of
Class A	$94,946,871
Class B	21,955,412
Class C	201,363,196
Class I	705,901,405

Total net assets	$1,024,166,884

Shares outstanding (unlimited number of shares authorized)
Class A	4,988,476
Class B	1,275,725
Class C	11,714,408
Class I	36,252,260

Net asset value per share
Class A	$19.03
Class A — Offering price (based on sales charge of 5.75%)	$20.19
Class B	$17.21
Class C	$17.19
Class I	$19.47

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended September 30, 2005

Investment income
Dividends (net of foreign withholding taxes of $5,491)	$1,519,264
Income from affiliates	1,296,379

Total investment income	2,815,643

Expenses
Advisory fee	6,939,700
Distribution Plan expenses
Class A	267,009
Class B	217,139
Class C	2,053,950
Administrative services fee	990,684
Transfer agent fees	1,073,220
Trustees' fees and expenses	14,072
Printing and postage expenses	52,287
Custodian and accounting fees	250,847
Registration and filing fees	61,957
Professional fees	32,849
Other	22,271

Total expenses	11,975,985
Less: Expense reductions	(7,373)
Expense reimbursements	(207)

Net expenses	11,968,405

Net investment loss	(9,152,762)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	141,794,772
Net change in unrealized gains or losses on investments	76,307,305

Net realized and unrealized gains or losses on investments	218,102,077

Net increase in net assets resulting from operations	$208,949,315

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2005		2004

Operations
Net investment loss		$(9,152,762)		$(9,527,855)
Net realized gains on investments		141,794,772		74,560,371
Net change in unrealized gains or
losses on investments		76,307,305		11,300,679

Net increase in net assets resulting
from operations		208,949,315		76,333,195

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,448,414	25,217,959	2,115,592	33,082,570
Class B	146,295	2,305,647	330,122	4,703,190
Class C	246,452	3,892,365	531,112	7,631,783
Class I	10,334,975	183,185,624	14,869,677	236,422,138

		214,601,595		281,839,681

Automatic conversion of Class B
shares to Class A shares
Class A	34,549	595,031	27,338	429,564
Class B	(38,068)	(595,031)	(29,930)	(429,564)

		0		0

Payment for shares redeemed
Class A	(1,837,325)	(31,642,057)	(1,530,004)	(23,822,676)
Class B	(323,233)	(5,055,587)	(290,824)	(4,120,181)
Class C	(2,946,305)	(46,234,581)	(3,211,166)	(45,796,627)
Class I	(13,732,643)	(245,235,446)	(9,965,022)	(159,293,288)

		(328,167,671)		(233,032,772)

Net increase (decrease) in net assets
resulting from capital share
transactions		(113,566,076)		48,806,909

Total increase in net assets		95,383,239		125,140,104
Net assets
Beginning of period		928,783,645		803,643,541

End of period		$1,024,166,884		$928,783,645

Undistributed net investment loss		$(13,207)		$(8,482)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Growth Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value

21

NOTES TO FINANCIAL STATEMENTS continued

at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses. During the year ended September 30, 2005, the following amounts were reclassified:

Paid-in capital	$ (9,148,037)
Undistributed net investment loss	9,148,037

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

22

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended September 30, 2005, EIMC reimbursed other expenses in the amount of $207.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund's average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affili-ates of Wachovia. During the year ended September 30, 2005, the Fund paid brokerage commissions of $28,839 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2005, EIS received $10,750 from the sale of Class A shares and $72,988 and 3,969 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

23

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $763,083,782 and $880,604,764, respectively, for the year ended September 30, 2005.

During the year ended September 30, 2005, the Fund loaned securities to certain brokers and earned $461,867 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At September 30, 2005, the value of securities on loan and the value of collateral amounted to $254,783,080 and $260,574,261, respectively.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,062,465,225. The gross unrealized appreciation and depreciation on securities based on tax cost was $250,492,708 and $24,398,240, respectively, with a net unrealized appreciation of $226,094,468.

As of September 30, 2005, the Fund had $24,844,170 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010

$ 12,953,712	$ 111,919	$ 11,778,539

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long-term
Undistributed	Capital	Unrealized	Capital Loss
Ordinary Loss	Gain	Appreciation	Carryovers

$ 13,207	$ 99,809,486	$ 226,094,468	$ 24,844,170

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

24

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

25

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

NOTES TO FINANCIAL STATEMENTS continued

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

14. SUBSEQUENT DISTRIBUTION

On November 15, 2005, the Fund declared distributions from long-term capital gains to shareholders of record on November 14, 2005. The per share amounts payable on November 16, 2005 were as follows:

Long-term
Capital
Gains

Class A	$ 2.0687
Class B	2.0687
Class C	2.0687
Class I	2.0687

These distributions are not reflected in the accompanying financial statements.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Growth Fund as of September 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 21, 2005

28

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund's Board of Trustees is required to consider whether to continue in place the Fund's investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund's investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees' process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund's advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the "Committee"), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. ("Lipper") was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC's responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund's advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation

29

ADDITIONAL INFORMATION (unaudited) continued

of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund's investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund's and EIMC's compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund's total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

30

ADDITIONAL INFORMATION (unaudited) continued

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund's advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved quite favorable absolute and relative performance over recent one-, three-, five-, and ten-year periods, performing in the second quintile in each of those periods, except for the three-year period, when they performed in the third quintile.

31

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was slightly above the median of fees paid by comparable funds.

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. Fees charged by EIMC were lower than those charged to the comparable funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates and noted that the composite for those other accounts, computed on a gross basis compared with the Fund's gross return, was lower than the investment return of the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

32

ADDITIONAL INFORMATION (unaudited) continued

In connection with their review of the Fund's investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

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35

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

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Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

563827 rv3 11/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

563827 rv3   11/2005

Evergreen Large Cap Equity Fund

Evergreen

LARGE CAP EQUITY FUND

Annual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Large Cap Equity Fund, which covers the twelve-month period ended September 30, 2005.

U.S. equity markets overcame a variety of hurdles during the past year. Questions about the sustainability of economic growth were accompanied by tighter monetary policy, surging oil prices, slower profit growth, and an increase in inflation. Uncertainty in the geopolitical arena also periodically surfaced, highlighted by the U.S. Presidential election, the war in Iraq, and terrorism in London. If all that wasn’t enough to sufficiently rattle the markets, Hurricane Katrina turned out to be one of the worst natural disasters in U.S. history, only to be followed by Hurricanes Rita and Wilma. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. Throughout this market turbulence, our equity portfolio teams maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their portfolio decisions. We continue to believe that this disciplined approach to market fundamentals, specifically related to earnings and interest rates, will enable our clients to best achieve their long-term investment goals.

Economic reports often delivered confusing messages during the investment period. Conflicting data, as is often the case, was subject to interpretation, and there was no lack of interpretation these past twelve months. Some felt economic fundamentals were weakening, as signaled by more moderate levels of Gross Domestic Product growth and the potential for threatening inflation due to the escalation in energy prices. Others focused on the fractious global political situation as evidence of the U.S. expansion’s potential demise. We focused on the breadth of economic output, particularly personal

LETTER TO SHAREHOLDERS continued

consumption and capital investment. While the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view and our equity teams based many of their decisions on these positive macro-economic trends.

Despite the deceleration in economic growth, the Federal Reserve (Fed) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Similar to the transition in economic growth, our equity analysts prepared for a deceleration in the rate of growth in corporate profits. Indeed, after having climbed by approximately 20% in 2004, our equity portfolio managers positioned their portfolios for corporate earnings to rise in the 10% range in 2005. Earnings continued to exceed forecasts, though, due to the improved operating leverage on income statements, driven largely by cost cutting and the refinancing of corporate debt. This anticipated deceleration in profit growth further renewed the desire for income, enabling the value style of investing to outperform growth for much of the period. Yet the strong cash flows

LETTER TO SHAREHOLDERS continued

in many growth industries combined with new fiscal incentives for payouts to generate improved returns within the growth style towards the end of September.

We continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

On December 1, 2005, the following changes became effective for the fund:

• maximum sales charge for Class A shares is reduced from 5.75% to 4.75%

• 12b-1 fee for Class A shares is reduced from 0.30% to 0.25%

• new account minimum investment amount is increased to $25,000 for Class A, Class B and Class C shares

• the fund’s investment advisory fee is changed from its current fee based solely on a percentage of the fund’s assets to a performance based fee

Please see the fund’s prospectus for complete details.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/28/1990

	Class A†	Class B	Class C	Class I	Class IS
Class inception date	2/28/1990	11/7/1997	6/30/1999	2/21/1995	6/30/2000

Nasdaq symbol	EVSAX	EVSBX	EVSTX	EVSYX	EVSSX

Average annual return*
1-year with sales charge	10.32%††	10.03%	14.08%	N/A	N/A

1-year w/o sales charge	15.86%	15.03%	15.08%	16.19%	15.89%

5-year	-2.16%††	-2.33%	-1.94%	-0.96%	-1.19%

10-year	7.73%††	6.68%	7.75%	8.51%	8.26%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

† Effective December 1, 2005, the maximum sales charge for Class A shares was reduced from 5.75% to 4.75% and the 12b-1 fee for Class A shares was reduced from 0.30% to 0.25% .

†† Returns reflect the reduced sales charge.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and IS prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower. The historical returns for Class IS prior to its inception reflect the same 0.25% 12b-1 fee in effect for Class A at that time.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Cap Equity Fund Class A shares, versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 15.86% for the twelve-month period ended September 30, 2005, excluding any applicable sales charges. During the same period, the Standard & Poor’s 500 Index (S&P 500) returned 12.25%.

The fund seeks maximum capital growth.

The stock market performed well for the fiscal year, lifted by robust economic growth, strong earnings gains, low interest rates and modest inflation. At the end of the period, however, the impact of Hurricane Katrina and the subsequent surge in oil prices captured the country’s attention. Thousands of people were displaced from their homes, property and infrastructure losses were estimated in the tens of billions, and oil production and refining capacity were severely disrupted. Despite these impacts, the equity market performed well as corporate fundamentals remained strong.

The fund outperformed its benchmark S&P 500. Stock selection was responsible for the majority of out-performance, led by selections in the consumer discretionary, health care and utilities sectors. An overweight position in Nordstrom and an underweight in eBay helped substantially in the consumer discretionary sector. Among health care stocks, the decisions to overweight Aetna, Inc., a major managed-care company, and Medco Health Solutions, Inc., a prescription benefits manager, contributed most to results. Within the utilities sector, overweight positions in TXU Corp. and Edison International added most to performance. In terms of sector allocation, the decision to moderately overweight materials and utilities assisted in performance.

Several stock selections in the technology and telecommunications services sectors negatively affected performance. In the information technology sector, the decisions to overweight Symantec Corp. and underweight Apple Computer, Inc. detracted most from results. Symantec shares weakened following news that it would acquire Veritas, while Apple’s shares soared on the continued success of its iPod product. In the telecommunication services sector, an overweight position in Verizon Communications contributed most to the underperformance, as the shares fell on concerns that the merger with MCI Communications would weaken the company’s financial position. A slight overweight in industrials detracted modestly from performance as the sector lagged behind the broader market as companies struggled with higher energy and raw materials costs.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investment Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of September 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,061.49	$ 5.74
Class B	$ 1,000.00	$ 1,057.63	$ 9.34
Class C	$ 1,000.00	$ 1,058.04	$ 9.34
Class I	$ 1,000.00	$ 1,062.78	$ 4.19
Class IS	$ 1,000.00	$ 1,062.37	$ 5.48
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.50	$ 5.62
Class B	$ 1,000.00	$ 1,015.99	$ 9.15
Class C	$ 1,000.00	$ 1,015.99	$ 9.15
Class I	$ 1,000.00	$ 1,021.01	$ 4.10
Class IS	$ 1,000.00	$ 1,019.75	$ 5.37

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.11% for Class A, 1.81% for Class B, 1.81% for Class C, 0.81% for Class I and 1.06% for
Class IS), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 13.56	$ 11.93	$ 9.70	$ 12.23	$ 17.69

Income from investment operations
Net investment income (loss)	0.12 [1]	0.07	0.05 [1]	0.07 [1]	0.04 [1]
Net realized and unrealized gains or losses on investments	2.02	1.62	2.23	(2.53)	(4.81)

Total from investment operations	2.14	1.69	2.28	(2.46)	(4.77)

Distributions to shareholders from
Net investment income	(0.14)	(0.06)	(0.05)	(0.07)	(0.04)
Net realized gains	0	0	0	0	(0.65)

Total distributions to shareholders	(0.14)	(0.06)	(0.05)	(0.07)	(0.69)

Net asset value, end of period	$ 15.56	$ 13.56	$ 11.93	$ 9.70	$ 12.23

Total return [2]	15.86%	14.16%	23.61%	(20.25%)	(27.82%)

Ratios and supplemental data
Net assets, end of period (thousands)	$100,728	$51,209	$40,373	$35,214	$15,410
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%	1.15%	1.12%	1.00%	0.96%
Expenses excluding waivers/reimbursements and expense reductions	1.15%	1.17%	1.22%	1.11%	1.07%
Net investment income (loss)	0.83%	0.47%	0.47%	0.60%	0.25%
Portfolio turnover rate	38%	54%	49%	67%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 13.01	$ 11.48	$ 9.36	$ 11.82	$17.21

Income from investment operations
Net investment income (loss)	0 [1]	(0.04)	(0.03) [1]	(0.01) [1]	(0.07) [1]
Net realized and unrealized gains or losses on investments	1.95	1.57	2.15	(2.45)	(4.67)

Total from investment operations	1.95	1.53	2.12	(2.46)	(4.74)

Distributions to shareholders from
Net investment income	(0.06)	0 [2]	0 [2]	0	0
Net realized gains	0	0	0	0	(0.65)

Total distributions to shareholders	(0.06)	0	0	0	(0.65)

Net asset value, end of period	$ 14.90	$ 13.01	$ 11.48	$ 9.36	$11.82

Total return [3]	15.03%	13.34%	22.68%	(20.81%)	(28.44%)

Ratios and supplemental data
Net assets, end of period (thousands)	$55,071	$11,177	$10,211	$11,221	$2,017
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.81%	1.85%	1.85%	1.76%	1.73%
Expenses excluding waivers/reimbursements and expense reductions	1.85%	1.87%	1.94%	1.87%	1.84%
Net investment income (loss)	0.00%	(0.24%)	(0.25%)	(0.13%)	(0.47%)
Portfolio turnover rate	38%	54%	49%	67%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$13.24	$11.69	$ 9.53	$12.03	$17.50

Income from investment operations
Net investment income (loss)	0.01 [1]	(0.03) [1]	(0.02) [1]	(0.01) [1]	(0.08) [1]
Net realized and unrealized gains or losses on investments	1.98	1.58	2.18	(2.49)	(4.74)

Total from investment operations	1.99	1.55	2.16	(2.50)	(4.82)

Distributions to shareholders from
Net investment income	(0.06)	0 [2]	0	0	0
Net realized gains	0	0	0	0	(0.65)

Total distributions to shareholders	(0.06)	0	0	0	(0.65)

Net asset value, end of period	$15.17	$13.24	$11.69	$ 9.53	$12.03

Total return [3]	15.08%	13.27%	22.67%	(20.78%)	(28.42%)

Ratios and supplemental data
Net assets, end of period (thousands)	$6,003	$2,518	$ 460	$ 504	$ 88
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.81%	1.84%	1.85%	1.75%	1.72%
Expenses excluding waivers/reimbursements and expense reductions	1.85%	1.86%	1.94%	1.86%	1.83%
Net investment income (loss)	0.09%	(0.24%)	(0.21%)	(0.11%)	(0.54%)
Portfolio turnover rate	38%	54%	49%	67%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I [1]	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 13.61	$ 11.99	$ 9.74	$ 12.28	$ 17.78

Income from investment operations
Net investment income (loss)	0.18	0.10	0.08 [2]	0.10 [2]	0.08 [2]
Net realized and unrealized gains or losses on investments	2.01	1.62	2.25	(2.54)	(4.85)

Total from investment operations	2.19	1.72	2.33	(2.44)	(4.77)

Distributions to shareholders from
Net investment income	(0.18)	(0.10)	(0.08)	(0.10)	(0.08)
Net realized gains	0	0	0	0	(0.65)

Total distributions to shareholders	(0.18)	(0.10)	(0.08)	(0.10)	(0.73)

Net asset value, end of period	$ 15.62	$ 13.61	$ 11.99	$ 9.74	$ 12.28

Total return	16.19%	14.40%	24.04%	(20.05%)	(27.72%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,432,963	$1,455,039	$528,160	$805,341	$843,929
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.80%	0.84%	0.85%	0.74%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.84%	0.86%	0.94%	0.85%	0.84%
Net investment income (loss)	1.23%	0.76%	0.76%	0.83%	0.52%
Portfolio turnover rate	38%	54%	49%	67%	54%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS IS	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 13.57	$ 11.93	$ 9.70	$12.23	$17.69

Income from investment operations
Net investment income (loss)	0.15 [1]	0.07	0.05 [1]	0.07 [1]	0.04 [1]
Net realized and unrealized gains or losses on investments	2.00	1.63	2.24	(2.53)	(4.81)

Total from investment operations	2.15	1.70	2.29	(2.46)	(4.77)

Distributions to shareholders from
Net investment income	(0.15)	(0.06)	(0.06)	(0.07)	(0.04)
Net realized gains	0	0	0	0	(0.65)

Total distributions to shareholders	(0.15)	(0.06)	(0.06)	(0.07)	(0.69)

Net asset value, end of period	$ 15.57	$ 13.57	$11.93	$ 9.70	$12.23

Total return	15.89%	14.23%	23.64%	(20.25%)	(27.85%)

Ratios and supplemental data
Net assets, end of period (thousands)	$75,019	$80,111	$ 915	$ 771	$ 967
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.05%	1.08%	1.10%	0.99%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	1.09%	1.10%	1.19%	1.10%	1.09%
Net investment income (loss)	0.99%	0.51%	0.49%	0.58%	0.27%
Portfolio turnover rate	38%	54%	49%	67%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2005

	Shares	Value

COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 10.5%
Hotels, Restaurants & Leisure 1.8%
Darden Restaurants, Inc.	342,156	$10,391,278
Hilton Hotels Corp.	454,395	10,142,096
Yum! Brands, Inc.	191,912	9,290,460

		29,823,834

Media 3.6%
News Corp., Class A	1	16
Omnicom Group, Inc.	125,202	10,470,643
Time Warner, Inc. *	1,259,939	22,817,495
Viacom, Inc., Class B	326,945	10,792,455
Walt Disney Co.	670,509	16,179,382

		60,259,991

Multi-line Retail 2.4%
J.C. Penney Co., Inc.	256,315	12,154,457
Nordstrom, Inc.	355,354	12,195,749
Target Corp.	299,791	15,568,147

		39,918,353

Specialty Retail 1.4%
Home Depot, Inc.	375,112	14,306,772
Michaels Stores, Inc.	255,383	8,442,962

		22,749,734

Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc. *	222,795	6,986,851
NIKE, Inc., Class B	88,645	7,240,524
VF Corp.	133,718	7,751,632

		21,979,007

CONSUMER STAPLES 9.4%
Beverages 1.5%
Coca-Cola Co.	214,300	9,255,617
Pepsi Bottling Group, Inc.	391,113	11,166,276
PepsiCo, Inc.	67,956	3,853,785

		24,275,678

Food & Staples Retailing 3.1%
Costco Wholesale Corp.	221,397	9,539,997
Kroger Co. *	678,743	13,975,318
SUPERVALU, Inc.	219,934	6,844,346
Wal-Mart Stores, Inc.	479,219	20,999,377

		51,359,038

Food Products 0.8%
Dean Foods Co. * (p)	179,561	6,977,740
Tyson Foods, Inc., Class A	374,223	6,754,725

		13,732,465

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 1.9%
Procter & Gamble Co.	545,154	$32,414,857

Personal Products 0.3%
Avon Products, Inc.	216,978	5,858,406

Tobacco 1.8%
Altria Group, Inc.	398,714	29,389,209

ENERGY 10.5%
Energy Equipment & Services 0.6%
Nabors Industries, Ltd. *	143,554	10,311,484

Oil, Gas & Consumable Fuels 9.9%
Anadarko Petroleum Corp.	162,536	15,562,822
Apache Corp.	79,368	5,970,061
Chevron Corp.	277,437	17,958,497
ConocoPhillips	406,505	28,418,764
Devon Energy Corp.	219,762	15,084,464
Exxon Mobil Corp.	711,683	45,220,338
Marathon Oil Corp.	192,211	13,249,104
Valero Energy Corp.	210,720	23,824,003

		165,288,053

FINANCIALS 19.2%
Capital Markets 3.4%
Bear Stearns Cos. (p)	88,942	9,761,384
Goldman Sachs Group, Inc.	141,131	17,158,707
Lehman Brothers Holdings, Inc.	127,272	14,824,642
Merrill Lynch & Co., Inc.	135,285	8,299,735
Morgan Stanley	129,572	6,989,114

		57,033,582

Commercial Banks 4.0%
Bank of America Corp.	818,568	34,461,713
National City Corp. (p)	250,702	8,383,475
SunTrust Banks, Inc.	92,527	6,426,000
U.S. Bancorp	609,211	17,106,645

		66,377,833

Consumer Finance 0.6%
Capital One Financial Corp. (p)	128,835	10,244,959

Diversified Financial Services 3.8%
CIT Group, Inc. (p)	210,096	9,492,137
Citigroup, Inc.	894,766	40,729,748
JPMorgan Chase & Co.	413,473	14,029,139

		64,251,024

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 4.7%
ACE, Ltd.	172,225	$8,106,631
Allstate Corp.	256,641	14,189,681
American International Group, Inc.	279,855	17,339,816
Chubb Corp.	124,611	11,158,915
MetLife, Inc.	355,523	17,715,711
St. Paul Travelers Companies, Inc.	241,000	10,813,670

		79,324,424

Real Estate 0.4%
Vornado Realty Trust REIT	73,517	6,368,043

Thrifts & Mortgage Finance 2.3%
Countrywide Financial Corp.	331,376	10,928,781
Fannie Mae	135,088	6,054,644
Golden West Financial Corp. (p)	185,767	11,032,702
MGIC Investment Corp. (p)	56,636	3,636,031
PMI Group, Inc. (p)	153,499	6,120,005

		37,772,163

HEALTH CARE 13.8%
Biotechnology 2.2%
Amgen, Inc. *	173,653	13,834,935
Biogen Idec, Inc. *	179,892	7,102,136
Genzyme Corp. *	165,786	11,876,909
Invitrogen Corp. *	58,099	4,370,788

		37,184,768

Health Care Equipment & Supplies 2.4%
Bausch & Lomb, Inc.	144,113	11,627,037
C.R. Bard, Inc.	105,533	6,968,344
Fisher Scientific International, Inc. *	112,930	7,007,306
Hospira, Inc. *	181,609	7,440,521
Zimmer Holdings, Inc. *	104,688	7,211,956

		40,255,164

Health Care Providers & Services 3.1%
Aetna, Inc.	109,756	9,454,382
CIGNA Corp.	123,929	14,606,272
HCA, Inc.	224,369	10,751,762
McKesson Corp.	337,129	15,996,771

		50,809,187

Pharmaceuticals 6.1%
Johnson & Johnson	650,868	41,186,927
Merck & Co., Inc.	325,085	8,845,563
Pfizer, Inc.	1,429,774	35,701,457
Wyeth	336,757	15,581,746

		101,315,693

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 11.7%
Aerospace & Defense 2.8%
General Dynamics Corp.	87,876	$10,505,576
L-3 Communications Holdings, Inc. (p)	112,075	8,861,770
Lockheed Martin Corp.	169,904	10,370,940
Northrop Grumman Corp.	147,394	8,010,864
Precision Castparts Corp.	166,862	8,860,372

		46,609,522

Air Freight & Logistics 1.1%
FedEx Corp.	134,284	11,700,165
Ryder System, Inc.	207,699	7,107,460

		18,807,625

Commercial Services & Supplies 0.8%
Cendant Corp.	640,657	13,223,160

Industrial Conglomerates 2.1%
General Electric Co.	1,054,410	35,501,985

Machinery 4.2%
Caterpillar, Inc.	343,160	20,160,650
Cummins, Inc. (p)	85,040	7,482,670
Eaton Corp.	146,577	9,314,968
Ingersoll-Rand Co., Ltd., Class A	312,448	11,944,887
Paccar, Inc.	167,022	11,339,124
Parker Hannifin Corp.	142,526	9,165,847

		69,408,146

Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	207,906	12,432,779

INFORMATION TECHNOLOGY 15.2%
Communications Equipment 2.0%
Cisco Systems, Inc. *	892,734	16,006,721
Motorola, Inc.	553,623	12,229,532
QUALCOMM, Inc.	117,044	5,237,719

		33,473,972

Computers & Peripherals 4.2%
Apple Computer, Inc. *	184,993	9,917,475
Dell, Inc. *	408,989	13,987,424
EMC Corp. *	99,593	1,288,733
Hewlett-Packard Co.	569,089	16,617,399
International Business Machines Corp.	236,300	18,955,986
NCR Corp. *	69,758	2,225,978
SanDisk Corp. *	152,242	7,345,676

		70,338,671

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 0.4%
Jabil Circuit, Inc. *	128,417	$3,970,654
Solectron Corp. *	494,393	1,933,076

		5,903,730

Internet Software & Services 0.2%
Yahoo!, Inc. *	74,845	2,532,755

IT Services 1.3%
Accenture, Ltd., Class A *	182,880	4,656,125
Affiliated Computer Services, Inc., Class A *	104,398	5,700,130
Computer Sciences Corp. *	111,013	5,252,025
Fiserv, Inc. *	130,355	5,979,384

		21,587,664

Office Electronics 0.2%
Xerox Corp. *	302,331	4,126,818

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	1,100,247	27,121,089
LSI Logic Corp. * (p)	508,244	5,006,203
National Semiconductor Corp.	89,805	2,361,871
Texas Instruments, Inc.	514,274	17,433,889

		51,923,052

Software 3.8%
Cadence Design Systems, Inc. * (p)	409,945	6,624,711
Computer Associates International, Inc. (p)	6,213	172,784
Intuit, Inc. *	98,067	4,394,382
Microsoft Corp.	1,548,072	39,831,893
Oracle Corp. *	1,017,062	12,601,398

		63,625,168

MATERIALS 2.6%
Chemicals 0.4%
PPG Industries, Inc.	108,339	6,412,585

Metals & Mining 1.6%
NuCor Corp.	227,839	13,440,223
Phelps Dodge Corp.	99,952	12,986,763

		26,426,986

Paper & Forest Products 0.6%
Georgia-Pacific Corp.	327,676	11,160,645

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.3%
AT&T Corp. (p)	118,752	2,351,290
BellSouth Corp. (p)	202,046	5,313,810
CenturyTel, Inc. (p)	181,671	6,354,851

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
SBC Communications, Inc.	242,975	$ 5,824,111
Verizon Communications, Inc.	580,751	18,984,750

		38,828,812

Wireless Telecommunication Services 0.5%
Sprint Nextel Corp.	350,179	8,327,257

UTILITIES 4.1%
Electric Utilities 1.7%
American Electric Power Co., Inc.	191,907	7,618,708
Edison International	280,966	13,284,072
FirstEnergy Corp.	164,249	8,560,658

		29,463,438

Independent Power Producers & Energy Traders 1.0%
TXU Corp.	142,944	16,135,519

Multi-Utilities 1.4%
CenterPoint Energy, Inc. (p)	860,264	12,792,126
PG&E Corp.	262,334	10,296,609

		23,088,735

Total Common Stocks (cost $1,155,527,555)		1,667,635,973

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 4.0%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills 3.41%, 11/10/2005 ƒ †	$ 1,000,000	996,401

	Shares	Value

MUTUAL FUND SHARES 3.9%
Evergreen Institutional Money Market Fund ø	3,145,285	3,145,285
Navigator Prime Portfolio (pp)	62,244,112	62,244,112

		65,389,397

Total Short-Term Investments (cost $66,385,798)		66,385,798

Total Investments (cost $1,221,913,353) 103.8%		1,734,021,771
Other Assets and Liabilities (3.8%)		(64,237,548)

Net Assets 100.0%		$ 1,669,784,223

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2005

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ƒ	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of September 30, 2005:

Financials	19.3%
Information Technology	15.2%
Health Care	13.8%
Industrials	11.8%
Energy	10.5%
Consumer Discretionary	10.5%
Consumer Staples	9.4%
Utilities	4.1%
Telecommunication Services	2.8%
Materials	2.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005

Assets
Investments in securities, at value (cost $1,218,768,068) including $60,834,110 of securities
loaned	$1,730,876,486
Investments in affiliated money market fund, at value (cost $3,145,285)	3,145,285

Total investments	1,734,021,771
Receivable for Fund shares sold	351,021
Dividends receivable	1,746,105
Receivable for daily variation margin on open futures contracts	11,875
Receivable for securities lending income	4,643
Prepaid expenses and other assets	27,406

Total assets	1,736,162,821

Liabilities
Dividends payable	851,716
Payable for Fund shares redeemed	2,930,100
Payable for securities on loan	62,244,112
Advisory fee payable	81,598
Distribution Plan expenses payable	9,049
Due to other related parties	19,261
Accrued expenses and other liabilities	242,762

Total liabilities	66,378,598

Net assets	$1,669,784,223

Net assets represented by
Paid-in capital	$1,377,458,860
Overdistributed net investment income	(443,729)
Accumulated net realized losses on investments	(219,343,205)
Net unrealized gains on investments	512,112,297

Total net assets	$1,669,784,223

Net assets consists of
Class A	$100,727,920
Class B	55,070,986
Class C	6,002,812
Class I	1,432,963,292
Class IS	75,019,213

Total net assets	$1,669,784,223

Shares outstanding (unlimited number of shares authorized)
Class A	6,473,282
Class B	3,695,884
Class C	395,821
Class I	91,716,281
Class IS	4,819,167

Net asset value per share
Class A	$15.56
Class A — Offering price (based on sales charge of 5.75%)	$16.51
Class B	$14.90
Class C	$15.17
Class I	$15.62
Class IS	$15.57

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended September 30, 2005

Investment income
Dividends	$33,189,381
Income from affiliate	259,281
Interest	40,142
Securities lending	34,200

Total investment income	33,523,004

Expenses
Advisory fee	10,766,593
Distribution Plan expenses
Class A	229,272
Class B	321,028
Class C	42,905
Class IS	198,001
Administrative services fee	1,650,339
Transfer agent fees	718,891
Trustees’ fees and expenses	23,663
Printing and postage expenses	89,213
Custodian and accounting fees	425,510
Registration and filing fees	74,528
Professional fees	45,246
Interest expense	4,715
Other	130,101

Total expenses	14,720,005
Less: Expense reductions	(16,012)
Fee waivers and expense reimbursements	(597,781)

Net expenses	14,106,212

Net investment income	19,416,792

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	135,536,347
Futures contracts	1,193,677
Foreign currency related transactions	(538)

Net realized gains on investments	136,729,486
Net change in unrealized gains or losses on investments	93,716,583

Net realized and unrealized gains or losses on investments	230,446,069

Net increase in net assets resulting from operations	$249,862,861

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2005		2004

Operations
Net investment income		$19,416,792		$11,439,588
Net realized gains on investments		136,729,486		199,822,865
Net change in unrealized gains or
losses on investments		93,716,583		(41,948,456)

Net increase in net assets resulting
from operations		249,862,861		169,313,997

Distributions to shareholders
from
Net investment income
Class A		(660,731)		(216,657)
Class B		(54,513)		(1,636)
Class C		(12,069)		(288)
Class I		(18,007,307)		(10,958,480)
Class IS		(799,823)		(383,210)

Total distributions to shareholders		(19,534,443)		(11,560,271)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,444,800	21,259,020	1,514,500	20,294,321
Class B	153,477	2,171,085	100,616	1,292,326
Class C	43,903	642,307	47,386	622,093
Class I	11,143,131	165,352,395	8,113,548	108,542,969
Class IS	47,734	706,963	103,095	1,376,467

		190,131,770		132,128,176

Net asset value of shares issued in
reinvestment of distributions
Class A	40,565	598,637	14,641	195,870
Class B	3,496	48,780	116	1,500
Class C	750	10,630	18	241
Class I	204,876	3,030,591	128,551	1,724,131
Class IS	45,172	663,347	23,457	315,559

		4,351,985		2,237,301

Automatic conversion of Class B
shares to Class A shares
Class A	183,085	2,711,216	284,710	3,788,174
Class B	(191,053)	(2,711,216)	(296,543)	(3,788,174)

		0		0

Payment for shares redeemed
Class A	(2,141,846)	(31,720,339)	(1,629,225)	(21,823,724)
Class B	(679,108)	(9,687,194)	(307,628)	(3,930,653)
Class C	(99,280)	(1,454,149)	(79,653)	(1,044,964)
Class I	(26,554,321)	(391,998,099)	(38,536,219)	(519,410,280)
Class IS	(1,178,783)	(17,428,956)	(2,098,458)	(28,164,714)

		(452,288,737)		(574,374,335)

Net asset value of shares issued in
acquisitions
Class A	3,171,208	44,928,214	207,685	2,647,485
Class B	3,550,105	48,184,767	473,118	5,799,909
Class C	260,333	3,596,429	183,004	2,283,228
Class I	35,091	499,177	93,116,546	1,191,947,205
Class IS	0	0	7,800,217	99,509,700

		97,208,587		1,302,187,527

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended September 30,

	2005	2004

Capital share transactions
(continued)
Net increase (decrease) in net assets
resulting from capital share
transactions	$(160,596,395)	$862,178,669

Total increase in net assets	69,732,023	1,019,932,395
Net assets
Beginning of period	1,600,052,200	580,119,805

End of period	$1,669,784,223	$1,600,052,200

Overdistributed net investment
income	$(443,729)	$(228,520)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Large Cap Equity Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

NOTES TO FINANCIAL STATEMENTS continued

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions and certain distributions received from real estate investment trusts. During the year ended September 30, 2005, the following amounts were reclassified:

Paid-in capital	$ 81,460,354
Overdistributed net investment income	(97,558)
Accumulated net realized losses on investments	(81,362,796)

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.45% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended September 30, 2005, EIMC waived its advisory fee in the amount of $597,468 and reimbursed other expenses in the amount of $313.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.04% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2005, EIS received $4,205 from the sale of Class A shares and $55,484 and $165 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen Masters Fund in a tax-free exchange for Class A, Class B, Class C, Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Masters Fund at an exchange ratio of 0.58, 0.58, 0.57 and 0.59 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $11,144,433. The aggregate net assets of the Fund and Evergreen Masters Fund immediately prior to the acquisition were $1,528,041,674 and $97,208,587, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,625,250,261.

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen Core Equity Fund in a tax-free exchange for Class A, Class B, Class C, Class I and Class IS shares of the Fund. Shares were issued to Class A, Class B, Class C, Class I and Class IS shares of Evergreen Core Equity Fund at an exchange ratio of 4.54, 4.72, 4.64, 4.52 and 4.20 for Class A, Class B, Class C, Class I and Class IS shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $306,963,595. The aggregate net assets of the Fund and Evergreen Core Equity Fund immediately prior to the acquisition were $599,467,930 and $1,302,187,527, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,901,655,457.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $621,829,163 and $860,246,042, respectively, for the year ended September 30, 2005.

NOTES TO FINANCIAL STATEMENTS continued

At September 30, 2005, the Fund had open long futures contracts outstanding as follows:

		Initial	Value at
		Contract	September 30,	Unrealized
Expiration	Contracts	Amount	2005	Gain

December 2005	19 S&P 500 Index	$5,859,046	$5,862,925	$3,879

During the year ended September 30, 2005, the Fund loaned securities to certain brokers. At September 30, 2005, the value of securities on loan and the value of collateral amounted to $60,834,110 and $62,244,112, respectively.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,224,567,201. The gross unrealized appreciation and depreciation on securities based on tax cost was $532,518,695 and $23,064,125, respectively, with a net unrealized appreciation of $509,454,570.

As of September 30, 2005, the Fund had $216,685,478 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011

$47,085,026	$131,034,309	$38,566,143

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2005, the Fund incurred and will elect to defer post-October currency losses of $538.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$443,729	$509,454,570	$216,685,478

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended September 30,

	2005	2004

Ordinary Income	$ 19,534,443	$ 11,560,271

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended September 30, 2005, the Fund had average borrowings outstanding of $152,328 at an average rate of 3.10% and paid interest of $4,715.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allega-

NOTES TO FINANCIAL STATEMENTS continued

tions relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

13. SUBSEQUENT DISTRIBUTIONS

On October 31, 2005, the Fund declared distributions from net investment income to shareholders of record on October 28, 2005. The per share amounts payable on November 1, 2005 were as follows:

Net
Investment
Income

Class A	$ 0.0006
Class I	0.0040
Class IS	0.0011

These distributions are not reflected in the accompanying financial statements.

14. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Large Cap Equity Fund, a series of Evergreen Equity Trust, as of September 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Large Cap Equity Fund as of September 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 21, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended September 30, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended September 30, 2005, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research

ADDITIONAL INFORMATION (unaudited) continued

services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved quite favorable absolute and relative performance over recent one-, three-, five-, and ten-year periods, performing in the first or second quintile during each of those periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS was in line generally with fees paid by comparable funds, though higher than the fees paid by most of those other funds. The Trustees considered that they had recently approved the implementation of a reduced advisory fee for the Fund, which is designed to vary based on the investment performance of the Fund, and that the new fee arrangement would likely lead to a substantial reduction in the Fund’s current advisory fees and overall expenses.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. Fees charged by EIMC were lower than those charged to the comparable funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates and noted that the composite for those other accounts, computed on a gross basis compared with the Fund’s gross return, was lower than the investment return of the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had not implemented breakpoints in its advisory fee structure, but that the new advisory fee structure for the Fund would result in a substantial reduction in the advisory fees paid by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES [1]

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma [4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

571532 rv1   11/2005

Evergreen Large Company Growth Fund

Evergreen

LARGE COMPANY GROWTH FUND

Annual Report
as of September 30, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Large Company Growth Fund, which covers the twelve-month period ended September 30, 2005.

U.S. equity markets overcame a variety of hurdles during the past year. Questions about the sustainability of economic growth were accompanied by tighter monetary policy, surging oil prices, slower profit growth, and an increase in inflation. Uncertainty in the geopolitical arena also periodically surfaced, highlighted by the U.S. Presidential election, the war in Iraq, and terrorism in London. If all that wasn’t enough to sufficiently rattle the markets, Hurricane Katrina turned out to be one of the worst natural disasters in U.S. history, only to be followed by Hurricanes Rita and Wilma. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. Throughout this market turbulence, our equity portfolio teams maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their portfolio decisions. We continue to believe that this disciplined approach to market fundamentals, specifically related to earnings and interest rates, will enable our clients to best achieve their long-term investment goals.

Economic reports often delivered confusing messages during the investment period. Conflicting data, as is often the case, was subject to interpretation, and there was no lack of interpretation these past twelve months. Some felt economic fundamentals were weakening, as signaled by more moderate levels of Gross Domestic Product growth and the potential for threatening inflation due to the escalation in energy prices. Others focused on the fractious global political situation as evidence of the U.S. expansion’s potential demise. We

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. While the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view and our equity teams based many of their decisions on these positive macro-economic trends.

Despite the deceleration in economic growth, the Federal Reserve (Fed) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Similar to the transition in economic growth, our equity analysts prepared for a deceleration in the rate of growth in corporate profits. Indeed, after having climbed by approximately 20% in 2004, our equity portfolio managers positioned their portfolios for corporate earnings to rise in the 10% range in 2005. Earnings continued to exceed forecasts, though, due to the improved operating leverage on income statements, driven largely by cost cutting and the refinancing of corporate debt. This anticipated deceleration in profit growth further

2

LETTER TO SHAREHOLDERS continued

renewed the desire for income, enabling the value style of investing to outperform growth for much of the period. Yet the strong cash flows in many growth industries combined with new fiscal incentives for payouts to generate improved returns within the growth style towards the end of September.

We continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Maureen E. Cullinane, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	6/30/1999

Nasdaq symbol	EKJAX	EKJBX	EKJCX	EKJYX

Average annual return*

1-year with sales charge	5.38%	6.05%	10.05%	N/A

1-year w/o sales charge	11.74%	11.05%	11.05%	12.29%

5-year	-8.19%	-8.02%	-7.76%	-6.82%

10-year	6.12%	6.16%	6.16%	6.83%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Company Growth Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 11.74% for the twelve-month period ended September 30, 2005, excluding any applicable sales charges. During the same period, the Russell 1000 Growth Index (Russell 1000 Growth) returned 11.59% .

The fund seeks long-term capital growth.

Stock prices climbed over the twelve-month period, despite periods of interim volatility, as the economy continued to expand and corporate profits rose steadily. The energy sector was the top-performing sector of the market, lifted by rising commodity prices which fueled corporate profitability. Rising energy costs, however, took their toll on many consumer discretionary and consumer staples stocks, which tended to underperform the market, despite producing good earnings growth. Throughout the period, we emphasized energy stocks and we continued to seek opportunities in the health care and information technology sectors. At the same time, we cut our investments in consumer stocks, especially consumer discretionary companies, because we believed higher energy costs would place their revenues and earnings at risk. We generally de-emphasized financial services stocks, especially banks, because of their vulnerability to declining profit margins in lending. We underweighted utilities and telecommunications services stocks.

Our emphasis on energy stocks helped performance significantly. Top performers included ExxonMobil, the largest of the integrated oil companies, and Peabody Energy, the nation’s largest independent coal producer. Our health care investments also supported results, especially our holdings in health care services companies. Leading contributors included two major HMOs, Aetna and UnitedHealth Group. Also contributing was Genentech, a leading biotechnology company. Within the information technology sector, stocks that helped performance included Google, Corning, Motorola, Apple Computer and AutoDesk. Despite our decision to reduce our consumer discretionary stocks, we retained investments in several specialty retailing companies that performed well, including Coach, Inc., Chico’s FAS and Best Buy.

Performance was held back by our selections within the industrials sector, especially our decisions not to own either Boeing or Caterpillar. In addition, our decision to de-emphasize utilities and telecommunications services companies negatively affected performance for the year. Individual holdings that proved disappointing included: International Game Technology, a manufacturer of gaming equipment; Pfizer, a major pharmaceutical company; retailer Wal-Mart; and printer manufacturer Lexmark. We liquidated the positions in all four companies during the period.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of September 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,079.42	$ 5.99
Class B	$ 1,000.00	$ 1,075.99	$ 9.63
Class C	$ 1,000.00	$ 1,075.99	$ 9.63
Class I	$ 1,000.00	$ 1,081.04	$ 4.43
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.30	$ 5.82
Class B	$ 1,000.00	$ 1,015.79	$ 9.35
Class C	$ 1,000.00	$ 1,015.79	$ 9.35
Class I	$ 1,000.00	$ 1,020.81	$ 4.31

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.85% for Class B, 1.85% for Class C and 0.85% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 5.96	$5.52	$4.68	$ 5.60	$12.64

Income from investment operations
Net investment income (loss)	0.01[1]	(0.02)[1]	(0.02)[1]	(0.02)[1]	(0.01)
Net realized and unrealized gains or losses on investments	0.69	0.46	0.86	(0.90)	(4.40)

Total from investment operations	0.70	0.44	0.84	(0.92)	(4.41)

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.63)

Net asset value, end of period	$ 6.66	$5.96	$5.52	$ 4.68	$ 5.60

Total return[2]	11.74%	7.97%	17.95%	(16.43%)	(41.80%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 371	$ 400	$413	$ 392	$ 534
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%	1.18%	1.20%	1.12%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	1.15%	1.18%	1.20%	1.12%	1.01%
Net investment income (loss)	0.18%	(0.36%)	(0.35%)	(0.32%)	(0.15%)
Portfolio turnover rate	120%	106%	206%	163%	184%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 5.61	$5.23	$4.47	$ 5.38	$12.34

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.06)[1]	(0.02)
Net realized and unrealized gains or losses on investments	0.65	0.44	0.81	(0.85)	(4.31)

Total from investment operations	0.62	0.38	0.76	(0.91)	(4.33)

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.63)

Net asset value, end of period	$ 6.23	$5.61	$5.23	$ 4.47	$ 5.38

Total return[2]	11.05%	7.27%	17.00%	(16.91%)	(42.28%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 22	$ 27	$27	$ 24	$ 43
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.85%	1.88%	1.92%	1.86%	1.76%
Expenses excluding waivers/reimbursements and expense reductions	1.85%	1.88%	1.92%	1.86%	1.76%
Net investment income (loss)	(0.50%)	(1.07%)	(1.07%)	(1.07%)	(0.90%)
Portfolio turnover rate	120%	106%	206%	163%	184%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 5.61	$ 5.24	$4.47	$ 5.39	$12.35

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.06)[1]	(0.05)[1]	(0.06)[1]	(0.03)
Net realized and unrealized gains or losses on investments	0.65	0.43	0.82	(0.86)	(4.30)

Total from investment operations	0.62	0.37	0.77	(0.92)	(4.33)

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.63)

Net asset value, end of period	$ 6.23	$ 5.61	$5.24	$ 4.47	$ 5.39

Total return[2]	11.05%	7.06%	17.23%	(17.07%)	(42.22%)

Ratios and supplemental data
Net assets, end of period (thousands)	$8,799	$8,778	$8,059	$5,491	$5,690
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.85%	1.88%	1.92%	1.87%	1.76%
Expenses excluding waivers/reimbursements and expense reductions	1.85%	1.88%	1.92%	1.87%	1.76%
Net investment income (loss)	(0.53%)	(1.06%)	(1.08%)	(1.06%)	(0.88%)
Portfolio turnover rate	120%	106%	206%	163%	184%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 5.94	$ 5.49	$ 4.64	$ 5.54	$12.51

Income from investment operations
Net investment income (loss)	0.03[2]	0[2]	(0.01)[2]	0[2]	0
Net realized and unrealized gains or losses on investments	0.70	0.45	0.86	(0.90)	(4.34)

Total from investment operations	0.73	0.45	0.85	(0.90)	(4.34)

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.63)

Net asset value, end of period	$ 6.67	$ 5.94	$ 5.49	$ 4.64	$ 5.54

Total return	12.29%	8.20%	18.32%	(16.25%)	(41.65%)

Ratios and supplemental data
Net assets, end of period (thousands)	$14,685	$15,323	$9,793	$2,166	$1,604
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85%	0.88%	0.92%	0.88%	0.76%
Expenses excluding waivers/reimbursements and expense reductions	0.85%	0.88%	0.92%	0.88%	0.76%
Net investment income (loss)	0.49%	(0.05%)	(0.13%)	(0.05%)	0.11%
Portfolio turnover rate	120%	106%	206%	163%	184%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2005

	Shares	Value

COMMON STOCKS 96.8%
CONSUMER DISCRETIONARY 16.0%
Hotels, Restaurants & Leisure 1.2%
Outback Steakhouse, Inc.	19,400	$710,040
Starwood Hotels & Resorts Worldwide, Inc., Class B	80,000	4,573,600

		5,283,640

Household Durables 1.0%
Fortune Brands, Inc.	50,000	4,066,500

Internet & Catalog Retail 2.0%
Amazon.com, Inc. *	93,000	4,212,900
eBay, Inc. *	98,000	4,037,600

		8,250,500

Media 2.1%
Lamar Advertising Co., Class A * (p)	100,000	4,536,000
Omnicom Group, Inc.	52,500	4,390,575

		8,926,575

Multi-line Retail 2.2%
J.C. Penney Co., Inc.	155,000	7,350,100
Target Corp.	35,000	1,817,550

		9,167,650

Specialty Retail 5.0%
Best Buy Co., Inc. (p)	182,500	7,944,225
Chico’s FAS, Inc. *	245,000	9,016,000
Lowe’s Cos.	60,000	3,864,000

		20,824,225

Textiles, Apparel & Luxury Goods 2.5%
Coach, Inc. *	192,000	6,021,120
NIKE, Inc., Class B	52,500	4,288,200

		10,309,320

CONSUMER STAPLES 5.9%
Beverages 1.0%
Diageo plc, ADR (p)	75,000	4,350,750

Food & Staples Retailing 0.4%
Walgreen Co.	35,000	1,520,750

Food Products 1.0%
General Mills, Inc.	85,000	4,097,000

Household Products 3.5%
Procter & Gamble Co.	245,000	14,567,700

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
ENERGY 12.6%
Energy Equipment & Services 4.2%
Diamond Offshore Drilling, Inc. (p)	85,000	$5,206,250
Halliburton Co.	90,000	6,166,800
Schlumberger, Ltd.	72,000	6,075,360

		17,448,410

Oil, Gas & Consumable Fuels 8.4%
Apache Corp.	63,110	4,747,134
Devon Energy Corp.	79,000	5,422,560
Exxon Mobil Corp.	70,000	4,447,800
Peabody Energy Corp.	120,000	10,122,000
Valero Energy Corp.	20,000	2,261,200
XTO Energy, Inc.	177,133	8,027,668

		35,028,362

FINANCIALS 5.7%
Capital Markets 2.4%
Goldman Sachs Group, Inc.	50,000	6,079,000
Legg Mason, Inc.	35,000	3,839,150

		9,918,150

Consumer Finance 1.4%
SLM Corp.	110,000	5,900,400

Insurance 1.9%
American International Group, Inc.	55,000	3,407,800
Prudential Financial, Inc.	65,000	4,391,400

		7,799,200

HEALTH CARE 22.3%
Biotechnology 3.7%
Amgen, Inc. *	55,000	4,381,850
Biogen Idec, Inc. * (p)	240,000	9,475,200
Protein Design Labs, Inc. * (p)	50,000	1,400,000

		15,257,050

Health Care Equipment & Supplies 6.9%
Alcon, Inc.	35,000	4,475,800
Baxter International, Inc.	130,000	5,183,100
Medtronic, Inc.	129,300	6,933,066
St. Jude Medical, Inc. *	181,000	8,470,800
Zimmer Holdings, Inc. *	55,000	3,788,950

		28,851,716

Health Care Providers & Services 6.3%
Aetna, Inc.	72,000	6,202,080
Caremark Rx, Inc. *	114,900	5,736,957
UnitedHealth Group, Inc.	180,000	10,116,000
WellPoint, Inc. *	55,000	4,170,100

		26,225,137

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.4%
Abbott Laboratories	112,359	$4,764,021
Eli Lilly & Co.	40,000	2,140,800
Endo Pharmaceuticals Holdings, Inc. * (p)	70,000	1,866,900
Johnson & Johnson	135,000	8,542,800
Novartis AG, ADR	65,000	3,315,000
Wyeth	45,000	2,082,150

		22,711,671

INDUSTRIALS 7.6%
Aerospace & Defense 1.4%
Lockheed Martin Corp.	97,500	5,951,400

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	45,000	3,110,850

Commercial Services & Supplies 0.5%
Cintas Corp. (p)	50,000	2,052,500

Electrical Equipment 1.0%
Cooper Industries, Inc., Class A	60,000	4,148,400

Industrial Conglomerates 3.0%
General Electric Co.	366,300	12,333,321

Machinery 0.9%
Pall Corp. (p)	140,000	3,850,000

INFORMATION TECHNOLOGY 25.7%
Communications Equipment 5.5%
Corning, Inc. *	215,000	4,155,950
Motorola, Inc.	390,000	8,615,100
QUALCOMM, Inc.	227,000	10,158,250

		22,929,300

Computers & Peripherals 4.1%
Apple Computer, Inc. *	140,000	7,505,400
Dell, Inc. *	155,000	5,301,000
International Business Machines Corp.	25,000	2,005,500
Lexmark International, Inc., Class A *	35,000	2,136,750

		16,948,650

Internet Software & Services 2.1%
Google, Inc., Class A *	13,100	4,145,626
Yahoo!, Inc. *	132,500	4,483,800

		8,629,426

IT Services 2.8%
Accenture, Ltd., Class A *	150,000	3,819,000
Affiliated Computer Services, Inc., Class A * (p)	50,000	2,730,000
Cognizant Technology Solutions Corp., Class A *	108,600	5,059,674

		11,608,674

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 3.8%
Altera Corp. *	290,000	$5,541,900
Intel Corp.	257,000	6,335,050
Marvell Technology Group, Ltd. *	90,000	4,149,900

		16,026,850

Software 7.4%
Autodesk, Inc.	115,000	5,340,600
Cadence Design Systems, Inc. * (p)	355,000	5,736,800
Microsoft Corp.	530,700	13,654,911
Oracle Corp. *	492,500	6,102,075

		30,834,386

UTILITIES 1.0%
Independent Power Producers & Energy Traders 1.0%
Constellation Energy Group, Inc.	65,000	4,004,000

Total Common Stocks (cost $339,447,135)		402,932,463

SHORT-TERM INVESTMENTS 7.3%
MUTUAL FUND SHARES 7.3%
Evergreen Institutional U.S. Government Money Market Fund ø	3,785,284	3,785,284
Navigator Prime Portfolio (pp)	26,845,068	26,845,068

Total Short-Term Investments (cost $30,630,352)		30,630,352

Total Investments (cost $370,077,487) 104.1%		433,562,815
Other Assets and Liabilities (4.1%)		(17,202,794)

Net Assets 100.0%		$416,360,021

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of September 30, 2005:
Information Technology	26.5%
Health Care	23.1%
Consumer Discretionary	16.6%
Energy	13.0%
Industrials	7.8%
Consumer Staples	6.1%
Financials	5.9%
Utilities	1.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005

Assets
Investments in securities, at value (cost $366,292,203) including $26,273,529
of securities loaned	$429,777,531
Investments in affiliated money market fund, at value (cost $3,785,284)	3,785,284

Total investments	433,562,815
Foreign currency, at value (cost $15)	15
Receivable for securities sold	13,715,982
Receivable for Fund shares sold	10,236
Dividends receivable	323,676
Receivable for securities lending income	1,131
Prepaid expenses and other assets	82,632

Total assets	447,696,487

Liabilities
Payable for securities purchased	4,117,752
Payable for Fund shares redeemed	250,410
Payable for securities on loan	26,845,068
Advisory fee payable	17,380
Distribution Plan expenses payable	11,624
Due to other related parties	5,083
Accrued expenses and other liabilities	89,149

Total liabilities	31,336,466

Net assets	$416,360,021

Net assets represented by
Paid-in capital	$505,926,914
Undistributed net investment income	544,219
Accumulated net realized losses on investments	(153,596,440)
Net unrealized gains on investments	63,485,328

Total net assets	$416,360,021

Net assets consists of
Class A	$370,926,106
Class B	21,949,278
Class C	8,799,356
Class I	14,685,281

Total net assets	$416,360,021

Shares outstanding (unlimited number of shares authorized)
Class A	55,677,872
Class B	3,525,093
Class C	1,413,364
Class I	2,202,916

Net asset value per share
Class A	$6.66
Class A — Offering price (based on sales charge of 5.75%)	$7.07
Class B	$6.23
Class C	$6.23
Class I	$6.67

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended September 30, 2005

Investment income
Dividends (net of foreign withholding taxes of $16,103)	$5,554,691
Income from affiliate	245,252
Securities lending	10,140

Total investment income	5,810,083

Expenses
Advisory fee	2,225,382
Distribution Plan expenses
Class A	1,161,720
Class B	247,523
Class C	87,730
Administrative services fee	434,898
Transfer agent fees	791,650
Trustees’ fees and expenses	5,976
Printing and postage expenses	48,587
Custodian and accounting fees	114,401
Registration and filing fees	55,390
Professional fees	25,068
Other	12,626

Total expenses	5,210,951
Less: Expense reductions	(4,157)
Expense reimbursements	(87)

Net expenses	5,206,707

Net investment income	603,376

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	36,664,378
Foreign currency related transactions	(8,675)

Net realized gains on investments	36,655,703
Net change in unrealized gains or losses on investments	11,193,786

Net realized and unrealized gains or losses on investments	47,849,489

Net increase in net assets resulting from operations	$48,452,865

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2005		2004

Operations
Net investment income (loss)		$603,376		$(1,986,848)
Net realized gains on investments		36,655,703		34,305,596
Net change in unrealized gains or losses
on investments		11,193,786		4,331,871

Net increase in net assets resulting
from operations		48,452,865		36,650,619

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,211,193	7,596,139	1,698,389	10,366,054
Class B	412,201	2,426,202	783,610	4,523,107
Class C	218,706	1,291,479	441,384	2,530,311
Class I	422,149	2,638,903	1,347,148	8,190,419

		13,952,723		25,609,891

Automatic conversion of Class B
shares to Class A shares
Class A	372,876	2,352,046	104,487	635,763
Class B	(397,605)	(2,352,046)	(110,607)	(635,763)

		0		0

Payment for shares redeemed
Class A	(13,027,290)	(81,996,053)	(9,554,455)	(58,084,189)
Class B	(1,317,462)	(7,764,454)	(978,621)	(5,640,633)
Class C	(371,289)	(2,188,076)	(414,466)	(2,404,071)
Class I	(797,932)	(5,036,493)	(551,353)	(3,366,337)

		(96,985,076)		(69,495,230)

Net decrease in net assets resulting
from capital share transactions		(83,032,353)		(43,885,339)

Total decrease in net assets		(34,579,488)		(7,234,720)
Net assets
Beginning of period		450,939,509		458,174,229

End of period	$ 416,360,021		$ 450,939,509

Undistributed net investment
income (loss)		$544,219		$(49,981)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Large Company Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses. During the year ended September 30, 2005, the following amounts were reclassified:

Paid-in capital	$ 501
Undistributed net investment income	(9,176)
Accumulated net realized losses on investments	8,675

19

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended September 30, 2005, EIMC reimbursed other expenses in the amount of $87.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2005, the Fund paid brokerage commissions of $330,368 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2005, EIS received $4,436 from the sale of Class A shares and $64,273 and $529 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

20

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $505,349,100 and $578,054,453, respectively, for the year ended September 30, 2005.

During the year ended September 30, 2005, the Fund loaned securities to certain brokers. At September 30, 2005, the value of securities on loan and the value of collateral amounted to $26,273,529 and $26,845,068, respectively.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $370,780,955. The gross unrealized appreciation and depreciation on securities based on tax cost was $68,938,262 and $6,156,402, respectively, with a net unrealized appreciation of $62,781,860.

As of September 30, 2005, the Fund had $152,892,972 in capital loss carryovers for federal income tax purposes with $115,016,745 expiring in 2010, and $37,876,227 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$ 544,219	$ 62,781,860	$152,892,972

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

21

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

22

NOTES TO FINANCIAL STATEMENTS continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Large Company Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Large Company Growth Fund as of September 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 21, 2005

24

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

25

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to

26

ADDITIONAL INFORMATION (unaudited) continued

the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that, although the Class A shares of the Fund had achieved quite favorable performance for prior periods, the performance of such shares in more recent periods had deteriorated significantly. They recognized that certain investment themes identified by the Fund’s portfolio managers in recent periods had not developed as expected in recent periods. However, they instructed EIMC to take specific steps to improve absolute and relative investment performance in the near future and determined to continue the investment advisory agreements for each of those funds based on EIMC’s undertakings in that respect.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

27

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

28

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29

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $252 billion in assets as of September 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

563828 rv3 11/2005

Evergreen Investments

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

563828 rv3 11/2005

Evergreen Mid Cap Growth Fund

Evergreen

MID CAP GROWTH FUND

Annual Report
as of September 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Mid Cap Growth Fund, which covers the twelve-month period ended September 30, 2005.

U.S. equity markets overcame a variety of hurdles during the past year. Questions about the sustainability of economic growth were accompanied by tighter monetary policy, surging oil prices, slower profit growth, and an increase in inflation. Uncertainty in the geopolitical arena also periodically surfaced, highlighted by the U.S. Presidential election, the war in Iraq, and terrorism in London. If all that wasn’t enough to sufficiently rattle the markets, Hurricane Katrina turned out to be one of the worst natural disasters in U.S. history, only to be followed by Hurricanes Rita and Wilma. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. Throughout this market turbulence, our equity portfolio teams maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their portfolio decisions. We continue to believe that this disciplined approach to market fundamentals, specifically related to earnings and interest rates, will enable our clients to best achieve their long-term investment goals.

Economic reports often delivered confusing messages during the investment period. Conflicting data, as is often the case, was subject to interpretation, and there was no lack of interpretation these past twelve months. Some felt economic fundamentals were weakening, as signaled by more moderate levels of Gross Domestic Product growth and the potential for threatening inflation due to the escalation in energy prices. Others focused on the fractious global political situation as evidence of the U.S. expansion’s potential demise. We

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. While the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view and our equity teams based many of their decisions on these positive macro-economic trends.

Despite the deceleration in economic growth, the Federal Reserve (Fed) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Similar to the transition in economic growth, our equity analysts prepared for a deceleration in the rate of growth in corporate profits. Indeed, after having climbed by approximately 20% in 2004, our equity portfolio managers positioned their portfolios for corporate earnings to rise in the 10% range in 2005. Earnings continued to exceed forecasts, though, due to the improved operating leverage on income statements, driven largely by cost cutting and the refinancing of corporate debt. This anticipated deceleration in profit growth further

2

LETTER TO SHAREHOLDERS continued

renewed the desire for income, enabling the value style of investing to outperform growth for much of the period. Yet the strong cash flows in many growth industries combined with new fiscal incentives for payouts to generate improved returns within the growth style towards the end of September.

We continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• J. Gary Craven, CFA, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/26/1998	1/26/1998

Nasdaq symbol	EKAAX	EKABX	EKACX	EKAYX

Average annual return*

1-year with sales charge	10.34%	11.25%	15.25%	N/A

1-year w/o sales charge	16.99%	16.25%	16.25%	17.44%

5-year	-4.59%	-4.35%	-4.13%	-3.16%

10-year	3.76%	3.83%	3.82%	4.61%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Mid Cap Growth Fund Class A shares, versus a similar investment in the Russell Midcap Growth Index (Russell Midcap Growth) and the Consumer Price Index (CPI).

The Russell Midcap Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 16.99% for the twelve-month period ended September 30, 2005, excluding any applicable sales charges. During the same period, the Russell Midcap Growth Index (Russell Midcap Growth) returned 23.47% .

The fund seeks long-term capital growth.

The mid-cap stock market generated solid gains during the fiscal year ended September 30, 2005, despite interim volatility. Stocks rallied in the fall of 2004 and early winter of 2004-2005 on optimistic projections for the economy. That rally stumbled in February when investors became increasingly concerned that higher interest rates would stall the economic recovery and undermine corporate earnings. In May, optimism returned with the arrival of reports of a continued economic recovery and sustained corporate profit growth. Stocks rallied through the end of the fiscal year with the energy and materials companies providing the best results.

The fund provided healthy absolute returns for the period, despite trailing the benchmark Russell Midcap Growth. This was due to stock selection within the information technology sector and the lack of exposure to strong-performing companies within the mid-cap index. We did not own some top performers such as Apple Computer and WellPoint because these companies were too large for our investment discipline.

Our emphasis on energy stocks helped performance significantly, as share prices in the sector soared when commodity prices increased and corporate earnings jumped. Our biggest individual contributors within that sector were Chesapeake Holdings, an independent natural gas producer, and Diamond Offshore Drilling. Our selections within the telecommunications services sector also added to performance results, led by NII Holdings, the Nextel affiliate with operations in Brazil and Mexico, and Turkcell, a Turkish telecommunications corporation. Other contributors included Chico’s FAS, Inc. and Coach, Inc., two specialty retailers. Technology holdings that performed well included Marvell Technology and F5 Networks, Inc. Also helping performance was holdings in Career Education, a company which specializes in vocational educational programs over the internet. We have since sold Turkcell and F5 Networks, Inc.

Among the investments that detracted from results were Chiron and Martek Biosciences, two health care companies that encountered quality control issues at their production facilities. We sold our position in Chiron, which had problems at its vaccine manufacturing plant in the United Kingdom, but we retained a position in Martek because of the growth potential of its food supplement for baby formulas. High energy costs undermined the profitability of two holdings: airline JetBlue and retailer Rent-A-Center. We liquidated the position in Rent-A-Center, but have maintained an investment in JetBlue. The single investment that had the greatest negative impact on performance was Advanced Micro Devices, an information technology company that had disappointing results from its business producing flash memory devices used in digital cameras and wireless telephones. We have liquidated the position.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

All data is as of September 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,068.76	$ 5.81
Class B	$ 1,000.00	$ 1,064.99	$ 9.42
Class C	$ 1,000.00	$ 1,064.99	$ 9.42
Class I	$ 1,000.00	$ 1,070.88	$ 4.26
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.45	$ 5.67
Class B	$ 1,000.00	$ 1,015.94	$ 9.20
Class C	$ 1,000.00	$ 1,015.94	$ 9.20
Class I	$ 1,000.00	$ 1,020.96	$ 4.15

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.12% for Class A, 1.82% for Class B, 1.82% for Class C and 0.82% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 4.65	$4.25	$2.98	$ 3.48	$10.57

Income from investment operations
Net investment income (loss)	(0.03)	(0.03)	(0.03)[1]	(0.03)[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	0.82	0.43	1.30	(0.47)	(3.73)

Total from investment operations	0.79	0.40	1.27	(0.50)	(3.75)

Distributions to shareholders from
Net realized gains	0	0	0	0	(3.34)

Net asset value, end of period	$ 5.44	$4.65	$4.25	$ 2.98	$ 3.48

Total return[2]	16.99%	9.41%	42.62%	(14.37%)	(46.35%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 564	$ 549	$544	$ 460	$ 574
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.13%	1.16%	1.22%	1.18%	1.05%
Expenses excluding waivers/reimbursements and expense reductions	1.13%	1.16%	1.22%	1.18%	1.05%
Net investment income (loss)	(0.68%)	(0.75%)	(0.84%)	(0.67%)	(0.41%)
Portfolio turnover rate	141%	140%	221%	179%	181%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 4.37	$4.02	$2.84	$ 3.35	$10.35

Income from investment operations
Net investment income (loss)	(0.07)[1]	(0.08)	(0.05)[1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	0.78	0.43	1.23	(0.46)	(3.60)

Total from investment operations	0.71	0.35	1.18	(0.51)	(3.66)

Distributions to shareholders from
Net realized gains	0	0	0	0	(3.34)

Net asset value, end of period	$ 5.08	$4.37	$4.02	$ 2.84	$ 3.35

Total return[2]	16.25%	8.71%	41.55%	(15.22%)	(46.54%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 27	$ 30	$28	$ 21	$ 35
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.83%	1.86%	1.94%	1.92%	1.80%
Expenses excluding waivers/reimbursements and expense reductions	1.83%	1.86%	1.94%	1.92%	1.80%
Net investment income (loss)	(1.38%)	(1.45%)	(1.56%)	(1.43%)	(1.17%)
Portfolio turnover rate	141%	140%	221%	179%	181%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 4.37	$4.02	$2.85	$ 3.35	$10.36

Income from investment operations
Net investment income (loss)	(0.07)[1]	(0.07)	(0.05)[1]	(0.05)[1]	(0.06)[1]
Net realized and unrealized gains or losses on investments	0.78	0.42	1.22	(0.45)	(3.61)

Total from investment operations	0.71	0.35	1.17	(0.50)	(3.67)

Distributions to shareholders from
Net realized gains	0	0	0	0	(3.34)

Net asset value, end of period	$ 5.08	$4.37	$4.02	$ 2.85	$ 3.35

Total return[2]	16.25%	8.71%	41.05%	(14.93%)	(46.60%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 7	$ 8	$8	$ 4	$ 4
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.83%	1.86%	1.94%	1.92%	1.80%
Expenses excluding waivers/reimbursements and expense reductions	1.83%	1.86%	1.94%	1.92%	1.80%
Net investment income (loss)	(1.38%)	(1.45%)	(1.56%)	(1.43%)	(1.18%)
Portfolio turnover rate	141%	140%	221%	179%	181%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 4.76	$4.33	$3.03	$ 3.54	$10.64

Income from investment operations
Net investment income (loss)	(0.02)	(0.02)[2]	(0.02)[2]	(0.02)[2]	(0.01)[2]
Net realized and unrealized gains or losses on investments	0.85	0.45	1.32	(0.49)	(3.75)

Total from investment operations	0.83	0.43	1.30	(0.51)	(3.76)

Distributions to shareholders from
Net realized gains	0	0	0	0	(3.34)

Net asset value, end of period	$ 5.59	$4.76	$4.33	$ 3.03	$ 3.54

Total return	17.44%	9.93%	42.90%	(14.41%)	(46.06%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 86	$ 41	$4	$ 2	$ 2
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.83%	0.86%	0.94%	0.93%	0.80%
Expenses excluding waivers/reimbursements and expense reductions	0.83%	0.86%	0.94%	0.93%	0.80%
Net investment income (loss)	(0.38%)	(0.42%)	(0.54%)	(0.43%)	(0.18%)
Portfolio turnover rate	141%	140%	221%	179%	181%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

September 30, 2005

	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 17.8%
Diversified Consumer Services 3.8%
Career Education Corp. *	475,600	$16,912,336
Strayer Education, Inc. (p)	93,800	8,865,976

		25,778,312

Hotels, Restaurants & Leisure 2.4%
International Speedway Corp., Class A	35,940	1,885,772
Starwood Hotels & Resorts Worldwide, Inc., Class B	126,600	7,237,722
Station Casinos, Inc.	109,200	7,246,512

		16,370,006

Household Durables 1.9%
Fortune Brands, Inc.	63,100	5,131,923
Jarden Corp. * (p)	199,000	8,172,930

		13,304,853

Media 1.2%
Lamar Advertising Co., Class A *	173,500	7,869,960

Specialty Retail 6.0%
American Eagle Outfitters, Inc.	586,500	13,800,345
Chico’s FAS, Inc. *	474,400	17,457,920
Claire’s Stores, Inc.	414,700	10,006,711

		41,264,976

Textiles, Apparel & Luxury Goods 2.5%
Coach, Inc. *	544,722	17,082,482

CONSUMER STAPLES 2.3%
Food & Staples Retailing 1.2%
United Natural Foods, Inc. * (p)	236,753	8,371,586

Food Products 1.1%
McCormick & Co., Inc.	235,700	7,690,891

ENERGY 18.2%
Energy Equipment & Services 7.1%
Cooper Cameron Corp. *	175,900	13,004,287
Diamond Offshore Drilling, Inc. (p)	245,300	15,024,625
National Oilwell Varco, Inc. *	156,500	10,297,700
Weatherford International, Ltd. *	145,600	9,996,896

		48,323,508

Oil, Gas & Consumable Fuels 11.1%
Alpha Natural Resources, Inc. * (p)	299,009	8,982,230
Chesapeake Energy Corp. (p)	589,000	22,529,250
Southwestern Energy Co. *	108,200	7,941,880
Tesoro Corp.	118,900	7,994,836
Valero Energy Corp.	86,022	9,725,605
XTO Energy, Inc.	414,700	18,794,204

		75,968,005

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
FINANCIALS 3.7%
Capital Markets 1.5%
Affiliated Managers Group, Inc. * (p)	115,049	$8,331,849
Refco, Inc. *	73,900	2,089,153

		10,421,002

Real Estate 1.0%
Forest City Enterprises, Inc.	178,489	6,800,431

Thrifts & Mortgage Finance 1.2%
People’s Bank (p)	290,400	8,415,792

HEALTH CARE 20.6%
Biotechnology 5.7%
Charles River Laboratories International, Inc. * (p)	146,200	6,377,244
Martek Biosciences Corp. * (p)	445,461	15,649,045
OSI Pharmaceuticals, Inc. * (p)	279,600	8,175,504
Protein Design Labs, Inc. * (p)	313,400	8,775,200

		38,976,993

Health Care Equipment & Supplies 6.0%
Advanced Medical Optics, Inc. *	178,400	6,770,280
Cooper Cos.	111,100	8,511,371
Cytyc Corp. *	327,259	8,786,904
Smith & Nephew plc	937,597	7,869,311
St. Jude Medical, Inc. *	201,000	9,406,800

		41,344,666

Health Care Providers & Services 4.3%
AmerisourceBergen Corp.	73,200	5,658,360
Coventry Health Care, Inc. *	84,119	7,235,917
DaVita, Inc. *	159,400	7,343,558
Manor Care, Inc.	231,747	8,901,402

		29,139,237

Pharmaceuticals 4.6%
Allergan, Inc. (p)	80,100	7,338,762
Biovail Corp. * (p)	337,300	7,882,701
Medicis Pharmaceutical Corp., Class A (p)	215,100	7,003,656
Sepracor, Inc. * (p)	163,100	9,621,269

		31,846,388

INDUSTRIALS 7.6%
Aerospace & Defense 1.2%
Rockwell Collins, Inc.	175,800	8,494,656

Airlines 1.0%
JetBlue Airways Corp. * (p)	370,300	6,517,280

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 4.3%
ARAMARK Corp., Class B	274,700	$7,337,237
ChoicePoint, Inc. *	213,584	9,220,421
Global Cash Access Holdings, Inc. * (p)	39,300	554,130
HNI Corp.	126,200	7,599,764
Monster Worldwide, Inc. *	158,000	4,852,180

		29,563,732

Construction & Engineering 1.1%
Granite Construction, Inc. (p)	204,000	7,800,960

INFORMATION TECHNOLOGY 21.1%
Communications Equipment 2.7%
Sonus Networks, Inc. * (p)	3,184,600	18,470,680

Computers & Peripherals 2.1%
Avid Technology, Inc. * (p)	335,337	13,882,952

Electronic Equipment & Instruments 1.0%
Amphenol Corp., Class A	173,600	7,003,024

Internet Software & Services 6.7%
Akamai Technologies, Inc. * (p)	652,300	10,404,185
CNET Networks, Inc. * (p)	1,110,900	15,074,913
InfoSpace, Inc. * (p)	236,900	5,654,803
VeriSign, Inc. *	691,093	14,768,657

		45,902,558

IT Services 2.1%
Cognizant Technology Solutions Corp., Class A *	193,100	8,996,529
Hewitt Associates, Inc. * (p)	196,600	5,363,248

		14,359,777

Semiconductors & Semiconductor Equipment 5.2%
Freescale Semiconductor, Inc., Class A * (p)	355,800	8,329,278
Marvell Technology Group, Ltd. *	159,200	7,340,712
MEMC Electronic Materials, Inc. *	434,000	9,890,860
Xilinx, Inc.	363,900	10,134,615

		35,695,465

Software 1.3%
Autodesk, Inc.	195,400	9,074,376

MATERIALS 3.9%
Chemicals 1.2%
Sigma-Aldrich Corp.	129,800	8,314,988

Metals & Mining 2.7%
Inco, Ltd.	381,200	18,049,820

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.1%
Wireless Telecommunication Services 3.1%
Leap Wireless International, Inc. * (p)	356,914	$12,563,373
NII Holdings, Inc., Class B * (p)	99,116	8,370,346

		20,933,719

Total Common Stocks (cost $565,955,966)		673,033,075

SHORT-TERM INVESTMENTS 21.4%
MUTUAL FUND SHARES 21.4%
Evergreen Institutional Money Market Fund ø	903,028	903,028
Navigator Prime Portfolio (pp)	145,616,206	145,616,206

Total Short-Term Investments (cost $146,519,234)		146,519,234

Total Investments (cost $712,475,200) 119.7%		819,552,309
Other Assets and Liabilities (19.7%)		(135,020,587)

Net Assets 100.0%		$684,531,722

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of September 30, 2005:
Information Technology	21.5%
Health Care	21.0%
Energy	18.5%
Consumer Discretionary	18.0%
Industrials	7.8%
Materials	3.9%
Financials	3.8%
Telecommunication Services	3.1%
Consumer Staples	2.4%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005

Assets
Investments in securities, at value (cost $711,572,172) including $143,418,634 of securities
loaned	$818,649,281
Investments in affiliated money market fund, at value (cost $903,028)	903,028

Total investments	819,552,309
Foreign currency, at value (cost $19)	18
Receivable for securities sold	16,698,338
Receivable for Fund shares sold	161,584
Dividends receivable	129,415
Receivable for securities lending income	12,236
Prepaid expenses and other assets	62,244

Total assets	836,616,144

Liabilities
Payable for securities purchased	5,532,740
Payable for Fund shares redeemed	746,095
Payable for securities on loan	145,616,206
Advisory fee payable	26,334
Distribution Plan expenses payable	16,661
Due to other related parties	7,808
Accrued expenses and other liabilities	138,578

Total liabilities	152,084,422

Net assets	$684,531,722

Net assets represented by
Paid-in capital	$681,526,199
Undistributed net investment loss	(55,282)
Accumulated net realized losses on investments	(104,016,303)
Net unrealized gains on investments	107,077,108

Total net assets	$684,531,722

Net assets consists of
Class A	$564,484,121
Class B	26,761,210
Class C	7,425,985
Class I	85,860,406

Total net assets	$684,531,722

Shares outstanding (unlimited number of shares authorized)
Class A	103,670,746
Class B	5,266,226
Class C	1,460,855
Class I	15,357,386

Net asset value per share
Class A	$5.44
Class A — Offering price (based on sales charge of 5.75%)	$5.77
Class B	$5.08
Class C	$5.08
Class I	$5.59

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended September 30, 2005

Investment income
Dividends (net of foreign withholding taxes of $12,118)	$2,330,944
Securities lending	389,497
Income from affiliate	150,964
Other	152,194

Total investment income	3,023,599

Expenses
Advisory fee	3,178,414
Distribution Plan expenses
Class A	1,686,896
Class B	288,005
Class C	79,746
Administrative services fee	671,146
Transfer agent fees	1,179,274
Trustees’ fees and expenses	9,296
Printing and postage expenses	150,879
Custodian and accounting fees	182,721
Registration and filing fees	105,155
Professional fees	66,593
Other	30,916

Total expenses	7,629,041
Less: Expense reductions	(13,024)
Expense reimbursements	(132)

Net expenses	7,615,885

Net investment loss	(4,592,286)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	74,378,353
Foreign currency related transactions	(2,084)

Net realized gains on investments	74,376,269
Net change in unrealized gains or losses on investments	35,752,054

Net realized and unrealized gains or losses on investments	110,128,323

Net increase in net assets resulting from operations	$105,536,037

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2005		2004

Operations
Net investment loss		$(4,592,286)		$(5,039,391)
Net realized gains on investments		74,376,269		100,149,493
Net change in unrealized gains or losses
on investments		35,752,054		(39,922,475)

Net increase in net assets resulting from
operations		105,536,037		55,187,627

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,614,416	33,316,552	11,484,711	54,865,945
Class B	671,050	3,189,323	1,480,368	6,642,087
Class C	209,123	988,926	709,918	3,197,369
Class I	13,802,505	70,233,789	8,587,675	41,981,199

		107,728,590		106,686,600

Automatic conversion of Class B shares
to Class A shares
Class A	432,239	2,198,022	159,705	754,924
Class B	(461,414)	(2,198,022)	(169,237)	(754,924)

		0		0

Payment for shares redeemed
Class A	(21,351,778)	(108,291,619)	(21,915,114)	(104,169,140)
Class B	(1,700,348)	(8,098,661)	(1,444,724)	(6,450,017)
Class C	(659,515)	(3,112,643)	(670,961)	(2,963,312)
Class I	(7,045,533)	(36,693,700)	(883,514)	(4,337,299)

		(156,196,623)		(117,919,768)

Net decrease in net assets resulting from
capital share transactions		(48,468,033)		(11,233,168)

Total increase in net assets		57,068,004		43,954,459
Net assets
Beginning of period		627,463,718		583,509,259

End of period	$ 684,531,722		$ 627,463,718

Undistributed net investment loss		$(55,282)		$(58,921)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Mid Cap Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

18

NOTES TO FINANCIAL STATEMENTS continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses and certain distributions received from real estate investment trusts. During the year ended September 30, 2005, the following amounts were reclassified:

Paid-in capital	$ (4,760,994)
Undistributed net investment loss	4,595,925
Accumulated net realized losses on investments	165,069

19

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.51% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended September 30, 2005, EIMC reimbursed other expenses in the amount of $132.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2005, the Fund paid brokerage commissions of $137,909 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2005, EIS received $11,086 from the sale of Class A shares and $54,695 and $678 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

20

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $931,339,620 and $971,810,048, respectively, for the year ended September 30, 2005.

During the year ended September 30, 2005 the Fund loaned securities to certain brokers. At September 30, 2005, the value of securities on loan and the value of collateral amounted to $143,418,634 and $145,616,206, respectively.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $713,427,678. The gross unrealized appreciation and depreciation on securities based on tax cost was $122,316,664 and $16,192,033, respectively, with a net unrealized appreciation of $106,124,631.

As of September 30, 2005, the Fund had $103,063,826 in capital loss carryovers for federal income tax purposes with $95,514,970 expiring in 2010 and $7,548,856 expiring in 2011.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2005, the Fund incurred and will elect to defer post-October currency losses of $2,084.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryovers

$55,282	$106,124,631	$103,063,826

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

21

NOTES TO FINANCIAL STATEMENTS continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

22

NOTES TO FINANCIAL STATEMENTS continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact on the Evergreen funds, there can be no assurance that this matter and any publicity surrounding or resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Mid Cap Growth Fund, a series of Evergreen Equity Trust, as of September 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Mid Cap Growth Fund as of September 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 21, 2005

24

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

25

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capa-

26

ADDITIONAL INFORMATION (unaudited) continued

bilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund had achieved favorable absolute and relative performance over recent three-, and five-year periods, performing in the first and second quin-tiles for those periods, but had performed less well in the recent one-year period, performing in the fifth quintile. The Trustees reviewed with EIMC factors leading to the recent relatively poor performance, and factors that led EIMC to expect that future performance might achieve the levels of prior periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

27

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $252 billion in assets as of September 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

563825 rv1 11/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

563825 rv1 11/2005

Evergreen Omega Fund

Evergreen

OMEGA FUND

Annual Report
as of September 30, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Omega Fund, which covers the twelve-month period ended September 30, 2005.

U.S. equity markets overcame a variety of hurdles during the past year. Questions about the sustainability of economic growth were accompanied by tighter monetary policy, surging oil prices, slower profit growth, and an increase in inflation. Uncertainty in the geopolitical arena also periodically surfaced, highlighted by the U.S. Presidential election, the war in Iraq, and terrorism in London. If all that wasn’t enough to sufficiently rattle the markets, Hurricane Katrina turned out to be one of the worst natural disasters in U.S. history, only to be followed by Hurricanes Rita and Wilma. Not surprisingly, each of these events combined at various times throughout the year to increase market volatility. Throughout this market turbulence, our equity portfolio teams maintained their focus on the long-term fundamentals, rather than short-term volatility, when making their portfolio decisions. We continue to believe that this disciplined approach to market fundamentals, specifically related to earnings and interest rates, will enable our clients to best achieve their long-term investment goals.

Economic reports often delivered confusing messages during the investment period. Conflicting data, as is often the case, was subject to interpretation, and there was no lack of interpretation these past twelve months. Some felt economic fundamentals were weakening, as signaled by more moderate levels of Gross Domestic Product growth and the potential for threatening inflation due to the escalation in energy prices. Others focused on the fractious global political situation as evidence of the U.S. expansion’s potential demise. We

1

LETTER TO SHAREHOLDERS continued

focused on the breadth of economic output, particularly personal consumption and capital investment. While the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good, in our view and our equity teams based many of their decisions on these positive macro-economic trends.

Despite the deceleration in economic growth, the Federal Reserve (Fed) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

Similar to the transition in economic growth, our equity analysts prepared for a deceleration in the rate of growth in corporate profits. Indeed, after having climbed by approximately 20% in 2004, our equity portfolio managers positioned their portfolios for corporate earnings to rise in the 10% range in 2005. Earnings continued to exceed forecasts, though, due to the improved operating leverage on income statements, driven largely by cost cutting and the refinancing of corporate debt. This anticipated deceleration in profit growth further

2

LETTER TO SHAREHOLDERS continued

renewed the desire for income, enabling the value style of investing to outperform growth for much of the period. Yet the strong cash flows in many growth industries combined with new fiscal incentives for payouts to generate improved returns within the growth style towards the end of September.

We continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of September 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Maureen E. Cullinane, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc

Morningstar’s style box based on a portfolio date as of 9/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/29/1968

	Class A	Class B	Class C	Class I	Class R
Class inception date	4/29/1968	8/2/1993	8/2/1993	1/13/1997	10/10/2003

Nasdaq symbol	EKOAX	EKOBX	EKOCX	EOMYX	EKORX

Average annual return*

1-year with sales charge	4.67%	5.29%	9.21%	N/A	N/A

1-year w/o sales charge	11.04%	10.29%	10.21%	11.35%	10.84%

5-year	-8.20%	-8.13%	-7.79%	-6.86%	-7.17%

10-year	7.37%	7.18%	7.17%	8.23%	7.97%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes I and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes I and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Omega Fund Class A shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 11.04% for the twelve-month period ended September 30, 2005, excluding any applicable sales charges. During the same period, the Russell 1000 Growth Index (Russell 1000 Growth) returned 11.59% .

The fund seeks long-term capital growth.

The twelve-month period produced positive results for equity investing. Despite some interim stock price volatility, the steadily expanding economy and growing corporate profitability helped push stock valuations higher. Energy stocks were the top performers, as rising commodity prices increased both the profits and the outlooks for many companies, especially in exploration and production and oil services. Higher energy costs, however, took their toll on many consumer discretionary stocks amid fears that rising gasoline and home heating expenses would limit other consumer spending. Throughout the period, we emphasized energy stocks, with a focus on exploration and production companies. We also continued to seek opportunities resulting from long-term trends that we believe should benefit health care and information technology companies. We reduced our exposure to consumer discretionary companies, and cut back our holdings of gaming-related stocks, as we were concerned that their growth might slow because of the impacts of higher energy costs. We generally de-emphasized financial services stocks, especially banks, because of their vulnerability to declining profit margins in lending. We also underweighted the utilities and telecommunications services stocks.

Our emphasis on energy stocks helped performance significantly. Exploration and production companies such as Apache, Devon and XTO Energy and the coal-producer Massey Energy performed particularly well. Our health care investments also tended to support performance, especially our holdings in health care services companies. Among those investments that did well were Aetna, a leading HMO; American Healthways, a provider of disease management services; and Caremark Rx, a pharmacy benefits manager. Within the information technology sector, stocks that helped performance included Apple Computer, Cognizant Technology Solutions, Corning, Google, Motorola and Qualcomm. Although we reduced our exposure to consumer discretionary stocks, several retailing companies, led by Coach, Inc., Chico’s FAS and Best Buy were noteworthy contributors.

While the fund had good absolute performance, it slightly trailed its benchmark, due to stock selection in the industrials sector. Fastenal, a distributor of industrial supplies, proved disappointing. In addition, we did not own some top performers such as Boeing and Caterpillar. Our underweights in utilities and telecommunications services companies also held back results. Individual holdings that proved disappointing included International Game Technology, Affiliated Computer Services and McCormick, all of which we have since sold. We also sold our positions in Fastenal.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of September 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2005	9/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,069.96	$ 7.47
Class B	$ 1,000.00	$ 1,065.98	$ 11.08
Class C	$ 1,000.00	$ 1,065.82	$ 11.08
Class I	$ 1,000.00	$ 1,070.99	$ 5.92
Class R	$ 1,000.00	$ 1,068.85	$ 8.51
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.85	$ 7.28
Class B	$ 1,000.00	$ 1,014.34	$ 10.81
Class C	$ 1,000.00	$ 1,014.34	$ 10.81
Class I	$ 1,000.00	$ 1,019.35	$ 5.77
Class R	$ 1,000.00	$ 1,016.85	$ 8.29

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.44% for Class A, 2.14% for Class B, 2.14% for Class C, 1.14% for Class I and 1.64% for Class R), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS A	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 23.00	$ 21.07	$16.69	$ 20.43	$ 38.93

Income from investment operations
Net investment income (loss)	(0.12)[1]	(0.22)	(0.20)[1]	(0.20)[1]	(0.19)[1]
Net realized and unrealized gains or losses on investments	2.66	2.15	4.58	(3.54)	(16.67)

Total from investment operations	2.54	1.93	4.38	(3.74)	(16.86)

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.64)

Net asset value, end of period	$ 25.54	$ 23.00	$21.07	$ 16.69	$ 20.43

Total return[2]	11.04%	9.16%	26.24%	(18.31%)	(44.67%)

Ratios and supplemental data
Net assets, end of period (thousands)	$449,639	$485,315	$441,808	$374,196	$504,419
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.44%	1.49%	1.67%	1.52%	1.31%
Expenses excluding waivers/reimbursements and expense reductions	1.48%	1.51%	1.67%	1.52%	1.31%
Net investment income (loss)	(0.49%)	(0.92%)	(1.11%)	(0.97%)	(0.74%)
Portfolio turnover rate	134%	159%	206%	170%	198%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS B	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 20.51	$ 18.92	$15.10	$ 18.62	$ 35.92

Income from investment operations
Net investment income (loss)	(0.25)[1]	(0.34)[1]	(0.30)[1]	(0.33)[1]	(0.36)[1]
Net realized and unrealized gains or losses on investments	2.36	1.93	4.12	(3.19)	(15.30)

Total from investment operations	2.11	1.59	3.82	(3.52)	(15.66)

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.64)

Net asset value, end of period	$ 22.62	$ 20.51	$18.92	$ 15.10	$ 18.62

Total return[2]	10.29%	8.40%	25.30%	(18.90%)	(45.09%)

Ratios and supplemental data
Net assets, end of period (thousands)	$437,122	$542,897	$578,129	$535,527	$778,976
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.14%	2.19%	2.39%	2.27%	2.06%
Expenses excluding waivers/reimbursements and expense reductions	2.18%	2.21%	2.39%	2.27%	2.06%
Net investment income (loss)	(1.17%)	(1.62%)	(1.83%)	(1.73%)	(1.49%)
Portfolio turnover rate	134%	159%	206%	170%	198%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS C	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 20.57	$ 18.97	$15.14	$ 18.67	$ 36.01

Income from investment operations
Net investment income (loss)	(0.25)[1]	(0.34)[1]	(0.30)[1]	(0.33)[1]	(0.36)[1]
Net realized and unrealized gains or losses on investments	2.35	1.94	4.13	(3.20)	(15.34)

Total from investment operations	2.10	1.60	3.83	(3.53)	(15.70)

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.64)

Net asset value, end of period	$ 22.67	$ 20.57	$18.97	$ 15.14	$ 18.67

Total return[2]	10.21%	8.43%	25.30%	(18.91%)	(45.09%)

Ratios and supplemental data
Net assets, end of period (thousands)	$92,223	$128,964	$133,551	$126,367	$189,191
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.14%	2.19%	2.39%	2.27%	2.07%
Expenses excluding waivers/reimbursements and expense reductions	2.18%	2.21%	2.39%	2.27%	2.07%
Net investment income (loss)	(1.15%)	(1.62%)	(1.83%)	(1.73%)	(1.49%)
Portfolio turnover rate	134%	159%	206%	170%	198%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS I1	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 23.44	$ 21.40	$16.91	$ 20.65	$ 39.23

Income from investment operations
Net investment income (loss)	(0.04)[2]	(0.15)	(0.16)[2]	(0.15)[2]	(0.13)[2]
Net realized and unrealized gains or losses on investments	2.70	2.19	4.65	(3.59)	(16.81)

Total from investment operations	2.66	2.04	4.49	(3.74)	(16.94)

Distributions to shareholders from
Net realized gains	0	0	0	0	(1.64)

Net asset value, end of period	$ 26.10	$ 23.44	$21.40	$ 16.91	$ 20.65

Total return	11.35%	9.53%	26.55%	(18.11%)	(44.53%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,526	$15,127	$13,913	$11,519	$14,151
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.14%	1.19%	1.39%	1.28%	1.06%
Expenses excluding waivers/reimbursements and expense reductions	1.18%	1.21%	1.39%	1.28%	1.06%
Net investment income (loss)	(0.15%)	(0.62%)	(0.83%)	(0.72%)	(0.49%)
Portfolio turnover rate	134%	159%	206%	170%	198%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I)

2 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended September 30,

CLASS R	2005	2004[1]

Net asset value, beginning of period	$22.97	$22.31

Income from investment operations
Net investment income (loss)	(0.24)[2]	(0.22)[2]
Net realized and unrealized gains or losses on investments	2.73	0.88

Total from investment operations	2.49	0.66

Net asset value, end of period	$25.46	$22.97

Total return	10.84%	2.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 385	$ 7
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.63%	1.64%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.67%	1.66%[3]
Net investment income (loss)	(0.98%)	(1.00%)[3]
Portfolio turnover rate	134%	159%

1 For the period from October 10, 2003 (commencement of class operations), to September 30, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

September 30, 2005

	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 16.1%
Hotels, Restaurants & Leisure 3.1%
Outback Steakhouse, Inc. (p)	44,800	$1,639,680
Shuffle Master, Inc. * (p)	295,000	7,796,850
Starwood Hotels & Resorts Worldwide, Inc., Class B	200,000	11,434,000
Station Casinos, Inc.	145,000	9,622,200

		30,492,730

Household Durables 1.1%
Fortune Brands, Inc.	130,000	10,572,900

Internet & Catalog Retail 2.0%
Amazon.com, Inc. *	225,000	10,192,500
eBay, Inc. *	225,000	9,270,000

		19,462,500

Media 2.4%
Lamar Advertising Co., Class A * (p)	295,000	13,381,200
Omnicom Group, Inc.	125,000	10,453,750

		23,834,950

Specialty Retail 5.3%
Best Buy Co., Inc. (p)	435,000	18,935,550
Chico’s FAS, Inc. *	645,000	23,736,000
Lowe’s Cos.	160,000	10,304,000

		52,975,550

Textiles, Apparel & Luxury Goods 2.2%
Coach, Inc. *	465,000	14,582,400
Wolverine World Wide, Inc. (p)	330,000	6,946,500

		21,528,900

CONSUMER STAPLES 3.0%
Food & Staples Retailing 1.3%
United Natural Foods, Inc. * (p)	264,900	9,366,864
Walgreen Co.	80,000	3,476,000

		12,842,864

Household Products 1.7%
Procter & Gamble Co.	290,000	17,243,400

ENERGY 14.1%
Energy Equipment & Services 5.5%
Diamond Offshore Drilling, Inc. (p)	290,000	17,762,500
Halliburton Co.	150,000	10,278,000
National Oilwell Varco, Inc. *	140,000	9,212,000
Weatherford International, Ltd. * (p)	250,000	17,165,000

		54,417,500

Oil, Gas & Consumable Fuels 8.6%
Apache Corp.	213,000	16,021,860
Devon Energy Corp.	236,350	16,223,064
Foundation Coal Holdings, Inc. (p)	270,000	10,381,500
Massey Energy Co. (p)	198,600	10,142,502
Tesoro Corp. (p)	120,000	8,068,800
XTO Energy, Inc.	542,066	24,566,431

		85,404,157

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
FINANCIALS 3.4%
Capital Markets 2.4%
Goldman Sachs Group, Inc.	95,000	$11,550,100
Legg Mason, Inc.	110,000	12,065,900

		23,616,000

Insurance 1.0%
Prudential Financial, Inc.	155,000	10,471,800

HEALTH CARE 26.4%
Biotechnology 5.2%
Amgen, Inc. *	130,000	10,357,100
Biogen Idec, Inc. *	560,000	22,108,800
CV Therapeutics, Inc. * (p)	175,000	4,681,250
Martek Biosciences Corp. * (p)	223,000	7,833,990
Protein Design Labs, Inc. * (p)	250,000	7,000,000

		51,981,140

Health Care Equipment & Supplies 9.1%
Alcon, Inc.	160,000	20,460,800
Baxter International, Inc.	325,000	12,957,750
Cooper Cos.	145,000	11,108,450
Fisher Scientific International, Inc. *	140,000	8,687,000
Medtronic, Inc.	309,001	16,568,634
St. Jude Medical, Inc. *	440,000	20,592,000

		90,374,634

Health Care Providers & Services 8.8%
Aetna, Inc.	175,500	15,117,570
American Healthways, Inc. * (p)	265,250	11,246,600
Caremark Rx, Inc. *	257,250	12,844,492
Coventry Health Care, Inc. *	145,000	12,472,900
DaVita, Inc. * (p)	170,000	7,831,900
UnitedHealth Group, Inc.	310,000	17,422,000
WellPoint, Inc. *	130,000	9,856,600

		86,792,062

Pharmaceuticals 3.3%
Endo Pharmaceuticals Holdings, Inc. * (p)	700,000	18,669,000
Johnson & Johnson	215,000	13,605,200

		32,274,200

INDUSTRIALS 6.3%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	215,000	13,123,600

Commercial Services & Supplies 0.5%
Cintas Corp.	125,000	5,131,250

Electrical Equipment 1.1%
Cooper Industries, Inc., Class A	155,000	10,716,700

Industrial Conglomerates 2.5%
General Electric Co.	725,000	24,410,750

Machinery 0.9%
Pall Corp. (p)	335,000	9,212,500

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 27.8%
Communications Equipment 7.2%
Corning, Inc. *	510,000	$9,858,300
Motorola, Inc.	945,000	20,875,050
QUALCOMM, Inc.	540,000	24,165,000
Sonus Networks, Inc. * (p)	2,712,400	15,731,920

		70,630,270

Computers & Peripherals 2.9%
Apple Computer, Inc. *	335,000	17,959,350
Dell, Inc. *	320,000	10,944,000

		28,903,350

Internet Software & Services 2.1%
Google, Inc., Class A *	32,500	10,284,950
Yahoo!, Inc. *	320,000	10,828,800

		21,113,750

IT Services 1.2%
Cognizant Technology Solutions Corp., Class A *	261,385	12,177,927

Semiconductors & Semiconductor Equipment 6.4%
Altera Corp. *	705,000	13,472,550
Intel Corp.	616,195	15,189,207
Marvell Technology Group, Ltd. *	325,000	14,985,750
MEMC Electronic Materials, Inc. * (p)	615,000	14,015,850
Microchip Technology, Inc.	170,000	5,120,400

		62,783,757

Software 8.0%
Autodesk, Inc.	385,100	17,884,044
Cadence Design Systems, Inc. *	865,000	13,978,400
Microsoft Corp.	1,281,186	32,964,916
Oracle Corp. *	1,150,000	14,248,500

		79,075,860

MATERIALS 1.6%
Construction Materials 1.6%
Martin Marietta Materials, Inc.	200,000	15,692,000

Total Common Stocks (cost $816,259,611)		977,257,001

SHORT-TERM INVESTMENTS 14.5%
MUTUAL FUND SHARES 14.5%
Evergreen Institutional U.S. Government Money Market Fund ø	17,918,355	17,918,355
Navigator Prime Portfolio (p)(p)	125,178,507	125,178,507

Total Short-Term Investments (cost $143,096,862)		143,096,862

Total Investments (cost $959,356,473) 113.2%		1,120,353,863
Other Assets and Liabilities (13.2%)		(130,458,808)

Net Assets 100.0%		$989,895,055

(p)      All or a portion of this security is on loan.

*        Non-income producing security

ø       Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

(p)(p) Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2005

The following table shows the percent of total long-term investments by sector as of September 30, 2005:

Information Technology	28.0%
Health Care	26.8%
Consumer Discretionary	16.3%
Energy	14.3%
Industrials	6.4%
Financials	3.5%
Consumer Staples	3.1%
Materials	1.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2005

Assets
Investments in securities, at value (cost $941,438,118)
including $121,894,126 of securities loaned	$1,102,435,508
Investment in affiliated money market fund, at value (cost $17,918,355)	17,918,355

Total investments	1,120,353,863
Receivable for securities sold	22,098,100
Receivable for Fund shares sold	195,622
Dividends receivable	504,312
Receivable for securities lending income	8,082
Prepaid expenses and other assets	57,423

Total assets	1,143,217,402

Liabilities
Payable for securities purchased	25,713,637
Payable for Fund shares redeemed	2,190,092
Payable for securities on loan	125,178,507
Advisory fee payable	38,969
Distribution Plan expenses payable	54,437
Due to other related parties	20,013
Accrued expenses and other liabilities	126,692

Total liabilities	153,322,347

Net assets	$989,895,055

Net assets represented by
Paid-in capital	$1,455,775,124
Undistributed net investment loss	(26,137)
Accumulated net realized losses on investments	(626,851,322)
Net unrealized gains on investments	160,997,390

Total net assets	$989,895,055

Net assets consists of
Class A	$449,638,852
Class B	437,122,490
Class C	92,223,069
Class I	10,525,938
Class R	384,706

Total net assets	$989,895,055

Shares outstanding (unlimited number of shares authorized)
Class A	17,607,357
Class B	19,328,804
Class C	4,067,589
Class I	403,216
Class R	15,111

Net asset value per share
Class A	$25.54
Class A — Offering price (based on sales charge of 5.75%)	$27.10
Class B	$22.62
Class C	$22.67
Class I	$26.10
Class R	$25.46

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended September 30, 2005

Investment income
Dividends (net of foreign withholding taxes of $26,140)	$9,648,462
Income from affiliate	562,860
Securities lending	219,905

Total investment income	10,431,227

Expenses
Advisory fee	5,965,125
Distribution Plan expenses
Class A	1,421,156
Class B	4,926,830
Class C	1,099,825
Class R	1,266
Administrative services fee	1,085,758
Transfer agent fees	5,187,122
Trustees’ fees and expenses	15,271
Printing and postage expenses	170,715
Custodian and accounting fees	280,483
Registration and filing fees	73,153
Professional fees	40,213
Interest expense	207
Other	27,062

Total expenses	20,294,186
Less: Expense reductions	(10,600)
Fee waivers and expense reimbursements	(455,501)

Net expenses	19,828,085

Net investment loss	(9,396,858)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	104,570,938
Net change in unrealized gains or losses on investments	13,431,879

Net realized and unrealized gains or losses on investments	118,002,817

Net increase in net assets resulting from operations	$108,605,959

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2005		2004 (a)

Operations
Net investment loss		$(9,396,858)		$(16,770,323)
Net realized gains on investments		104,570,938		166,447,887
Net change in unrealized gains or
losses on investments		13,431,879		(47,762,990)

Net increase in net assets resulting
from operations		108,605,959		101,914,574

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,682,922	40,738,050	3,229,819	76,200,679
Class B	807,259	17,338,229	2,097,134	44,149,409
Class C	231,976	4,971,352	999,941	21,052,376
Class I	126,452	3,097,286	217,868	5,200,403
Class R	16,766	410,159	321	7,218

		66,555,076		146,610,085

Automatic conversion of Class B
shares to Class A shares
Class A	1,321,260	31,867,528	1,192,104	28,047,678
Class B	(1,486,348)	(31,867,528)	(1,331,927)	(28,047,678)

		0		0

Payment for shares redeemed
Class A	(6,495,845)	(157,265,578)	(4,295,302)	(100,038,574)
Class B	(6,456,473)	(138,603,237)	(4,856,350)	(101,226,479)
Class C	(2,434,963)	(52,538,931)	(1,769,951)	(37,076,023)
Class I	(368,545)	(9,119,609)	(222,565)	(5,274,597)
Class R	(1,976)	(48,701)	0	0

		(357,576,056)		(243,615,673)

Net decrease in net assets resulting
from capital share transactions		(291,020,980)		(97,005,588)

Total increase (decrease) in net assets		(182,415,021)		4,908,986
Net assets
Beginning of period		1,172,310,076		1,167,401,090

End of period		$989,895,055		$1,172,310,076

Undistributed net investment loss		$(26,137)		$(22,008)

(a) For Class R shares, for the period from October 10, 2003 (commencement of class operations), to September 30, 2004.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Omega Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class R and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

19

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses. During the year ended September 30, 2005, the following amounts were reclassified:

Paid-in capital	$ (9,392,729)
Undistributed net investment loss	9,392,729

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended September 30, 2005, EIMC waived its advisory fee in the amount of $455,281 and reimbursed other expenses in the amount of $220.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended September 30, 2005, the transfer agent fees were equivalent to an annual rate of 0.48% of the Fund’s average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended September 30, 2005, the Fund paid brokerage commissions of $845,999 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended September 30, 2005, EIS received $35,700 from the sale of Class A shares and $153, $1,383,367 and $10,426 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,419,412,923 and $1,692,282,386, respectively, for the year ended September 30, 2005.

During the year ended September 30, 2005, the Fund loaned securities to certain brokers. At September 30, 2005, the value of securities on loan and the value of collateral amounted to $121,894,126 and $125,178,507, respectively.

On September 30, 2005, the aggregate cost of securities for federal income tax purposes was $960,528,716. The gross unrealized appreciation and depreciation on securities based on tax cost was $173,080,807 and $13,255,660, respectively, with a net unrealized appreciation of $159,825,147.

As of September 30, 2005, the Fund had $625,679,079 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011

$207,480	$426,050,572	$199,421,027

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended September 30, 2005, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Loss	Appreciation	Carryover

$26,137	$159,825,147	$625,679,079

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended September 30, 2005, the Fund had average borrowings outstanding of $7,964 at an average rate of 2.60% and paid interest of $207.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

22

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS continued

13. SUBSEQUENT EVENT

On October 18, 2005, EIS received written notification from the staff of the National Association of Securities Dealers (NASD) that the staff has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Although Evergreen believes that the foregoing review will not have a material adverse impact the Evergreen funds, there can be no assurance that this matter and any publicity surrounding resulting from it will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Omega Fund, a series of Evergreen Equity Trust, as of September 30, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Omega Fund as of September 30, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 21, 2005

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

26

ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

27

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific Fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that, although the Class A shares of the Fund had achieved quite favorable performance for prior periods, their performance in recent one- and three-year periods had deteriorated significantly. They recognized that certain investment themes identified by the Fund’s portfolio managers in recent periods had not developed as expected in recent periods. However, they instructed EIMC to take specific steps to improve absolute and relative investment performance in the near future and determined to continue the investment advisory agreements for each of those funds based on EIMC’s undertakings in that respect.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

The Trustees considered information regarding the fees paid to EIMC by other clients, including generally mutual funds sub-advised by EIMC or an affiliate or private accounts or pools managed by EIMC. The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to

28

ADDITIONAL INFORMATION (unaudited) continued

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $252 billion in assets as of September 30, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

563830 rv3 11/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

563830 rv3 11/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the six series of the Registrant’s annual financial statements for the fiscal years ended September 30, 2005 and September 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit fees	$124,389	$115,199
Audit-related fees (1)	2,400	4,154

Audit and audit-related fees	126,789	119,353
Tax fees (2)	0	3,250
All other fees	0	0

Total fees	$126,789	$122,603

(1) Audit-related fees consists principally of fees for any merger related activity.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2005

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: November 28, 2005